Item 1: Report to Shareholders

Extended Equity Market Index Fund	June 30, 2005

The views and opinions in this report were current as of June 30, 2005. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act of 2002, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Fellow Shareholders

Large-cap U.S. stocks generally declined in the first half of 2005, as modest second-quarter gains were not enough to offset first-quarter losses. Some small- and mid-cap indexes fared better than large-cap benchmarks and produced slight gains for the six-month period. Nevertheless, the market’s attempts to advance were hindered by concerns about the pace of economic growth amid surging oil prices—which reached $60 per barrel in late June—and rising short-term interest rates.

MARKET ENVIRONMENT

Economic conditions were mostly favorable in the first half of 2005. Although the manufacturing sector decelerated somewhat, the economy expanded at a steady pace. New job growth continued at a reasonable rate, the unemployment rate hovered slightly above 5%, and inflation remained contained, despite skyrocketing oil prices.

Relatively low interest rates continued to provide a helpful stimulus to the economy. Although money market and short-term bond yields increased as the Federal Reserve raised the fed funds target rate, long-term interest rates unexpectedly declined. The result was a flattening of the Treasury yield curve, which currently indicates that long-term Treasury yields are not much higher than short-term yields.

Large-cap U.S. stocks generally declined through April amid fears of slower economic growth accompanied by higher inflation. However, Federal Reserve officials assuaged investor worries by asserting that the economy was on a “reasonably firm footing” and that “underlying inflation remains contained.” Brisk merger activity and generally favorable corporate earnings news helped lift stocks in the second quarter, though a late-June spike in oil prices and prospects for the central bank to continue raising the overnight federal funds target rate—which has already risen from 1.00% to 3.25% over the last 12 months—capped the market’s advance.

Large-cap shares, as measured by the S&P 500 Stock Index, returned -0.81% versus 2.19% for the Dow Jones Wilshire 4500 Completion Index, a broad benchmark for small- and mid-cap stocks. As measured by various Russell indexes, value stocks outperformed their growth counterparts across all market capitalizations.

WILSHIRE 5000 RETURNS BY SECTOR

Periods Ended 6/30/05	6 Months	12 Months
Consumer Discretionary	-3.81%	8.26%
Consumer Staples	0.27	2.59
Energy	20.63	40.82
Financials	-1.60	8.82
Health Care	4.53	5.18
Industrials and Business Services	-3.52	6.68
Information Technology	-5.13	-2.28
Materials	-7.48	6.41
Telecommunication Services	-2.81	11.89
Utilities	14.36	35.68

The market for initial public offerings (IPOs) was relatively quiet in the first half of the year, though activity picked up in recent months. Fewer than 100 companies went public in the last six months, according to data from Dealogic and Thomson Financial. Nevertheless, the universe of publicly traded companies based in the U.S., as measured by the Dow Jones Wilshire 5000 Composite Index, continued to shrink in the last six months. One likely reason is brisk merger and acquisition activity; another may be insufficient trading activity involving shares of some of the smallest companies. As of June 30, there were 4,905 companies in the index versus 4,971 at the end of 2004.

SECTOR PERFORMANCE

In the U.S. stock market, as measured by the Wilshire 5000, energy stocks and utilities produced vigorous gains and far surpassed other sectors in the last six months. Health care was also modestly higher. The materials and information technology sectors performed worst, but stocks in the consumer discretionary and industrials and business services sectors also struggled.

EQUITY INDEX 500 FUND

PERFORMANCE COMPARISON

Periods Ended 6/30/05	6 Months	12 Months
Equity Index 500 Fund	-0.95%	6.02%
S&P 500 Stock Index	-0.81	6.32

Your fund returned -0.95% in the last six months and 6.02% for the 12-month period ended June 30, 2005. As shown in the table, the fund closely tracked the performance of its benchmark, the S&P 500 Stock Index, in both periods. The fund usually lags slightly due to annual operating and management expenses.

Energy stocks (8.8% of equities as of June 30) produced outstanding results as oil prices extended last year’s ascent into the first half of 2005. Nearly every energy holding appreciated in value, and many were among our largest contributors to performance. The largest was ExxonMobil, which gained 13% amid rising oil prices and following better-than-expected earnings in the fourth quarter of 2004. (Please refer to the fund’s portfolio of investments for a complete listing of the fund’s holdings and the amount each represents in the portfolio.)

Utility stocks (3.5% of equities) also extended last year’s brisk performance, led by electric utilities. One of our top contributors in this segment was Exelon, which advanced 18%. Independent power producers also performed well, especially TXU Corporation, whose shares surged 30% as its energy division benefited from rising natural gas prices. Gas utility companies trailed.

In the health care sector (13.4% of equities), gains were driven by providers and service companies. UnitedHealth Group, a high-quality, diversified, national managed care provider, was our best holding in the sector. Shares of WellPoint, HCA, and Aetna also performed very well. Pharmaceutical stocks were mixed, as weakness in Merck and Schering-Plough offset gains in Pfizer and Johnson & Johnson. Biotechnology and health care equipment and supply companies generally declined, though Gilead Sciences and Medtronic contributed to our results.

On the downside, information technology shares (15.2% of equities) detracted the most in the last six months. Nearly every underlying industry declined, but semiconductor-related stocks produced gains, thanks primarily to strength in Intel and Texas Instruments. Software stocks were dragged lower by weakness in industry giant Microsoft, but makers of computers and peripherals performed worst, led by IBM, which reported lower-than-expected first-quarter earnings and which tumbled more than 24% in the first half. Hewlett-Packard, however, bucked the negative trend as the company replaced CEO Carly Fiorina and began focusing on increasing its profitability.

Consumer discretionary stocks (11.4% of equities) generally fell, though multi-line retailers J.C. Penney, May Department Stores, and Nordstrom performed very well. Media stocks continued to struggle across the board, especially Time Warner and Viacom, while automobile stocks Ford Motor and GM suffered from weakening sales and credit rating downgrades. Specialty retailers were mixed, as gains in Best Buy and Office Depot were offset by weak performance of Home Depot. Toys R Us performed well, however, after the company received a buy-out offer from two private equity firms and a real estate developer.

PORTFOLIO CHARACTERISTICS

Extended
	Equity	Total Equity	Equity
As of 6/30/05	Index 500	Market Index	Market Index
Market Cap
(Investment-
Weighted Median)	$48.8 billion	$25.0 billion	$2.6 billion

Earnings Growth
Rate Estimated
Next 5 Years *	11.2%	11.3%	14.4%

P/E Ratio (Based
on Next 12 Months’
Estimated Earnings) *	15.4X	15.8X	17.5X

* Source data: IBES. Forecasts are in no way indicative of future investment returns.

Most major underlying industries in the financial sector (20.3% of equities) declined in the last six months. Real estate-related companies outperformed, however, especially Simon Property Group and Equity Office Properties, which benefited from the booming real estate market. Insurance stocks also held up well, with Prudential and Allstate producing good returns, though shares of American International Group suffered amid regulatory scrutiny of its accounting practices. Commercial banks did worst, especially Bank of America and Wachovia. Brokerage stocks and asset managers also struggled, though Lehman Brothers and Franklin Resources traded higher.

The industrials and business services sector (11.2% of equities) also detracted substantially from our performance. Industrial conglomerates GE, 3M, and Tyco International were responsible for a large portion of the sector’s weakness. Machinery stocks also struggled amid fears that slower economic growth would hurt the earnings of these cyclical companies. On the plus side, aerospace and defense firms gained altitude, led by Boeing and Lockheed Martin.

Standard & Poor’s authorized only three changes to the composition of the S&P 500 in the last six months, two of which stemmed from mergers. Adolph Coors, which was acquired by Canadian brewer Molson, was replaced by Molson Coors Brewing; Sears, Roebuck & Co., which merged with K-Mart, was replaced by Sears Holdings; and Power-One was supplanted by National Oilwell Varco.

TOTAL EQUITY MARKET INDEX FUND

PERFORMANCE COMPARISON

Periods Ended 6/30/05	6 Months	12 Months
Total Equity Market Index Fund	-0.08%	8.11%
Dow Jones Wilshire 5000
Composite Index *	0.02	8.39

* Dow Jones Wilshire 5000 returns through 6/30/05, calculated as of 7/11/05.

Your fund returned -0.08% in the last six months and 8.11% for the 12-month period ended June 30, 2005. The fund closely tracked the performance of the Dow Jones Wilshire 5000 Composite Index in both periods, as shown in the table, but slightly lagged due to annual operating and management expenses.

Because the Wilshire 5000 includes more than 4,900 publicly traded companies, it is impractical for us to buy shares of each. Instead, we use sampling strategies in an attempt to match the performance of the index. We manage the portfolio so that its characteristics—including sector allocations and price/earnings ratio—closely resemble those of the index. At the end of June, the fund owned stocks of approximately 2,000 companies.

SECTOR DIVERSIFICATION

Percent of			Extended
Equities	Equity	Total Equity	Equity
As of 6/30/05	Index 500	Market Index	Market Index
Consumer
Discretionary	11.4%	13.4%	18.5%
Consumer Staples	10.1	9.1	4.9
Energy	8.8	8.3	6.9
Financials	20.3	21.3	24.9
Health Care	13.4	13.0	12.3
Industrials and Business
Services	11.2	10.3	9.2
Information
Technology	15.2	15.3	14.5
Materials	2.9	3.1	3.7
Telecommunication
Services	3.2	2.8	2.0
Utilities	3.5	3.4	3.1

Note: The numbers in this table may not match the sector percentages in each fund’s portfolio of investments, which are calculated as a percentage of net assets.

In general, what was true about the performance of the Equity Index 500 Fund in the last six months was also true for this fund: energy, health care, and utilities were the sectors that contributed the most to fund performance, while the information technology, financial, consumer discretionary, and industrials and business services sectors detracted the most. The Wilshire 5000, which represents the entire U.S. stock market, includes all S&P 500 companies. In fact, the S&P 500 represents about 74% of the Wilshire 5000’s total market value. The largest components of the Wilshire index—as with the S&P 500—have the greatest influence on performance. In addition, the percentage weightings of the major sectors are similar, as shown in the Sector Diversification table above.

EXTENDED EQUITY MARKET INDEX FUND
PERFORMANCE COMPARISON

Periods Ended 6/30/05	6 Months	12 Months
Extended Equity Market
Index Fund	2.11%	14.10%
Dow Jones Wilshire 4500
Completion Index *	2.19	14.49

* Dow Jones Wilshire 4500 returns through 6/30/05, calculated as of 7/11/05.

Your fund returned 2.11% in the last six months and 14.10% for the 12-month period ended June 30, 2005. The fund closely tracked the performance of the Dow Jones Wilshire 4500 Completion Index in both periods, as shown in the table, but lagged slightly due to annual operating and management expenses.

The index includes more than 4,400 small- and mid-cap companies, so it is impractical for us to buy shares of each. Instead, we use sampling strategies (just as we do with the Total Equity Market Index Fund) in an attempt to match the performance of the index. At the end of June, the fund held nearly 2,500 names.

The energy sector (6.9% of equities as of June 30) contributed the most to fund performance in the last six months. Most of our holdings produced gains. Premcor and Murphy Oil led the oil and gas industry, while GlobalSantaFe and Diamond Offshore Drilling were our top contributors in the energy equipment and services industry. Utilities (3.1% of equities) also advanced in the last six months. Gas and electric utilities fared best; water utilities trailed, though Aqua America performed fairly well. (Please refer to the fund’s portfolio of investments for a complete listing of the fund’s holdings and the amount each represents in the portfolio.)

Health care stocks (12.3% of equities) performed very well. Providers and services companies paced the sector’s advance, especially Coventry Health Care, Triad Hospitals, and WellChoice. Biotechnology stocks were fairly lackluster, but Genentech and Celgene were exceptions. Health care equipment and supply companies and pharmaceutical shares were mostly flat.

Consumer discretionary shares (18.5% of equities) made a small contribution to our results in the first half of the year. Specialty retailers did best, led by Chico’s and Abercrombie & Fitch, but PETsMART and Petco were disappointing. In the household durables industry, homebuilders were some of our top contributors to performance, especially Toll Brothers and D.R. Horton, but audio equipment maker Harman International Industries performed poorly. Media stocks struggled, particularly Liberty Media and DIRECTV, though Cablevision Systems and Fox Entertainment Group were two of our largest contributors.

Information technology shares (14.5% of equities) detracted the most from our results in the last six months. Most underlying industries declined, with communications equipment, electronics equipment, and semiconductor stocks among the weakest segments. Internet software and services stocks did best, primarily because of stellar performance of Google, a provider of Web search and online advertising services.

Stocks in the materials sector (3.7% of equities), which produced good returns in 2004, faltered in the first half of 2005 amid concerns that a slowing economy would dent the earnings of these cyclical companies. Chemical companies fared worst. Metals and mining stocks also stumbled, with AK Steel and Steel Dynamics among our worst performers. Construction materials companies held up best, benefiting from the robust real estate market.

Financial stocks (24.9% of equities) generally declined in the last six months. Commercial banks paced the sector’s decline. Thrifts and mortgage finance companies also detracted from our performance. On the plus side, real estate investment trusts (REITs) outperformed, as the real estate market remained hot and investors found REIT yields appealing in an environment of relatively low interest rates. Companies tied to the capital markets also outperformed other financial industries, led by Legg Mason. Online brokerage firm AmeriTrade also performed well: E*Trade initially sought to acquire the company, but AmeriTrade chose instead to purchase TD Waterhouse from Toronto-Dominion Bank.

Industrial and business services stocks (9.2% of equities) also detracted from our performance. Electrical equipment companies faltered, and airline stocks were grounded by record oil prices. Air freight and logistics companies, as well as road and rail stocks, also struggled amid high fuel costs, and machinery stocks were disabled by fears of slower economic growth. Favorable performance of aerospace and defense names helped to limit the losses in the sector, with United Defense Industries among the fund’s largest contributors to performance.

OUTLOOK

The economy is likely to continue expanding this year, despite elevated oil prices, and short-term interest rates are likely to keep rising. Fundamentals in corporate America are generally sound, but unless corporate profit growth remains vigorous, stocks could have difficulty making progress until the Fed signals that rates are at or near a neutral level that neither stimulates nor stifles economic growth.

Although macroeconomic factors are a major influence on the stock market, we are not preoccupied with discerning how individual stocks, sectors, or the market as a whole will react to the latest economic data, interest rate trends, or corporate developments. Our goal is to closely track the broad equity market indexes with the assets you have entrusted to us. Thank you for your support in this endeavor.

Respectfully submitted,

E. Frederick Bair
Chairman of the Investment Advisory Committee,
Equity Index 500 Fund and Extended Equity Market Index Fund
Co-chairman of the Investment Advisory Committee,
Total Equity Market Index Fund

Ken D. Uematsu
Co-chairman of the Investment Advisory Committee,
Total Equity Market Index Fund

July 14, 2005

The committee chairmen have day-to-day responsibility for managing the portfolios and work with committee members in developing and executing the funds’ investment programs.

PROSPECTUS UPDATE

This updates the Total Equity Market Index Fund’s prospectus dated May 1, 2005. The Portfolio Management paragraph in Section 3 of the prospectus is amended to reflect the following change:

Effective May 2005, Ken D. Uematsu became co-chairman of the Total Equity Market Index Fund’s Investment Advisory Committee. Mr. Uematsu, who joined T. Rowe Price in 1997, is an assistant vice president of T. Rowe Price Associates, Inc., a quantitative analyst in the Systematic Equity Group, and a vice president and Investment Advisory Committee member for the Equity Index 500 and Extended Equity Market Index Funds.

RISKS OF INVESTING

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

GLOSSARY

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

S&P 500 Stock Index: Tracks the stocks of 500 mostly large U.S. companies.

Dow Jones Wilshire 5000 Composite Index: Tracks the performance of the most active stocks in the broad U.S. market.

Dow Jones Wilshire 4500 Completion Index: Tracks the performance of all stocks in the Dow Jones Wilshire 5000 Composite Index, excluding those in the S&P 500 Stock Index.

THE EVOLVING S&P 500 STOCK INDEX

Changes in the index in 2005
Additions	Deletions
Sears Holdings Corp.	Sears, Roebuck & Co.
National Oilwell Varco	Power-One
Molson Coors Brewing	Adolph Coors

PORTFOLIO HIGHLIGHTS

TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
6/30/05
Equity Index 500 Fund
GE	3.2
ExxonMobil	3.2
Microsoft	2.2
Citigroup	2.1
Pfizer	1.8
Johnson & Johnson	1.7
Bank of America	1.6
Intel	1.4
Wal-Mart	1.4
American International Group	1.3
Altria Group	1.2
Procter & Gamble	1.1
J.P. Morgan Chase	1.1
Cisco Systems	1.1
IBM	1.1
Chevron	1.0
Wells Fargo	0.9
Dell	0.8
Verizon Communications	0.8
Coca-Cola	0.8
PepsiCo	0.8
Home Depot	0.7
ConocoPhillips	0.7
SBC Communications	0.7
Time Warner	0.7
Total	33.4%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund.

Total Equity Market Index Fund
ExxonMobil	2.4%
GE	2.4
Microsoft	1.8
Citigroup	1.6
Pfizer	1.4
Wal-Mart	1.3
Johnson & Johnson	1.3
Bank of America	1.2
Intel	1.1
American International Group	1.0
Procter & Gamble	0.9
Altria Group	0.9
Berkshire Hathaway	0.8
Cisco Systems	0.8
J.P. Morgan Chase	0.8
IBM	0.8
Chevron	0.8
Wells Fargo	0.7
Coca-Cola	0.7
Dell	0.6
Verizon Communications	0.6
PepsiCo	0.6
Home Depot	0.6
Genentech	0.5
Google	0.5
Total	26.1%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund.

Extended Equity Market Index Fund
Berkshire Hathaway	3.2%
Genentech	2.1
Google	2.1
Kraft Foods	1.4
Liberty Media	0.7
DIRECTV	0.5
IAC/InterActiveCorp	0.4
Genworth Financial	0.4
Juniper Networks	0.3
Amazon.com	0.3
Las Vegas Sands	0.3
Liberty Global	0.3
MGM Mirage	0.3
Legg Mason	0.3
Vornado Realty Trust	0.3
UnionBancal	0.2
Murphy Oil	0.2
Enterprise Products Partners	0.2
Chicago Mercantile Exchange Holdings	0.2
Cablevision Systems	0.2
Lennar	0.2
GlobalSantaFe	0.2
Royal Caribbean Cruises	0.2
General Growth Properties	0.2
MCI	0.2
Total	14.9%

Note: Table excludes investments in the T. Rowe Price Reserve Investment Fund.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmark would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Periods Ended 6/30/05	1 Year	5 Years	10 Years

Equity Index 500 Fund	6.02%	-2.64%	9.64%

S&P 500 Stock Index	6.32	-2.37	9.94

Current performance may be higher or lower than the quoted past performance, which can-
not guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price repre-
sentative at 1-800-225-5132. The fund charges a redemption fee of 0.5% on shares held for three months or less. The performance information shown does not reflect the deduc-
tion of the redemption fee. If it did, the performance would be lower.

Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmark would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.

			Since
			Inception
Periods Ended 6/30/05	1 Year	5 Years	1/30/98
Total Equity Market Index Fund	8.11%	-1.47%	4.65%
Dow Jones Wilshire 5000 Composite Index	8.39	-1.25	4.77
Dow Jones Wilshire 5000 returns through 6/30/05, calculated as of 7/11/05.

Current performance may be higher or lower than the quoted past performance, which can-
not guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price represen-
tative at 1-800-225-5132. The fund charges a redemption fee of 0.5% on shares held for three months or less. The performance information shown does not reflect the deduction of the redemption fee. If it did, the performance would be lower.

Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-
term returns.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund and its benchmark would have performed if their actual (or cumulative) returns for the periods shown had been earned at a constant rate.
			Since
			Inception
Periods Ended 6/30/05	1 Year	5 Years	1/30/98
Extended Equity Market Index Fund	14.10%	1.52%	6.74%
Dow Jones Wilshire 4500 Completion Index	14.49	1.75	6.85
Dow Jones Wilshire 4500 returns through 6/30/05, calculated as of 7/11/05.
Current performance may be higher or lower than the quoted past performance, which can-
not guarantee future results. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance information, please visit our Web site (troweprice.com) or contact a T. Rowe Price represen-
tative at 1-800-225-5132. The fund charges a redemption fee of 0.5% on shares held for three months or less. The performance information shown does not reflect the deduc-
tion of the redemption fee. If it did, the performance would be lower.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-
term returns.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE EQUITY INDEX 500 FUND

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/05	6/30/05	1/1/05 to 6/30/05
Actual	$1,000.00	$990.50	$1.73
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,023.06	1.76
* Expenses are equal to the fund’s annualized expense ratio for the six-month period (0.35%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181) divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/05	6/30/05	1/1/05 to 6/30/05
Actual	$1,000.00	$999.20	$1.98
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,022.81	2.01
* Expenses are equal to the fund’s annualized expense ratio for the six-month period (0.40%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181) divided by the days in the year (365) to reflect the half-year period.

T. ROWE PRICE EXTENDED EQUITY MARKET INDEX FUND

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/05	6/30/05	1/1/05 to 6/30/05
Actual	$1,000.00	$1,021.10	$2.00
Hypothetical (assumes 5%
return before expenses)	1,000.00	1,022.81	2.01
* Expenses are equal to the fund’s annualized expense ratio for the six-month period (0.40%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181) divided by the days in the year (365) to reflect the half year-period.

Unaudited

FINANCIAL HIGHLIGHTS	For a share outstanding throughout each period

	6 Months	Year
	Ended	Ended
	6/30/05**	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00
NET ASSET VALUE
Beginning of period	$13.25	$11.27	$7.94	$9.77	$11.12	$14.05

Investment activities
Net investment income
(loss)	0.05	0.09	0.07	0.06	0.10	0.09
Net realized and
unrealized gain (loss)	0.23	1.98	3.33	(1.83)	(1.17)	(2.26)

Total from investment
activities	0.28	2.07	3.40	(1.77)	(1.07)	(2.17)

Distributions
Net investment income	–	(0.09)	(0.07)	(0.06)	(0.10)	(0.09)
Net realized gain	–	–	–	–	(0.18)	(0.67)

Total distributions	–	(0.09)	(0.07)	(0.06)	(0.28)	(0.76)

NET ASSET VALUE
End of period	$13.53	$13.25	$11.27	$7.94	$9.77	$11.12

Ratios/Supplemental Data
Total return^	2.11%	18.38%	42.85%	(18.12)%	(9.55)%	(15.58)%
Ratio of total expenses to
average net assets	0.40%†	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment
income (loss) to average
net assets	0.81%†	0.83%	0.89%	0.74%	0.96%	0.78%
Portfolio turnover rate	7.0%†	11.2%	8.5%	21.0%	31.3%	30.5%
Net assets, end of period
(in thousands)	$179,873	$161,118	$118,880	$66,658	$77,331	$86,322

^	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
** Per share amounts calculated using average shares outstanding method.
†	Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS (1)	Shares/$ Par	Value
(Cost and value in $ 000s)

COMMON STOCKS 95.2%

CONSUMER DISCRETIONARY 17.7%
Auto Components 0.5%
Aftermarket Technology *	1,800	31
American Axle & Manufacturing Holdings	2,200	56
Amerigon *§	1,200	4
Arvinmeritor	4,025	72
Bandag §	900	41
Borg-Warner	2,400	129
Drew Industries *§	1,200	54
Dura Automotive Systems, Class A *§	1,300	6
Gentex §	6,700	122
IMPCO Technologies *§	1,800	9
Keystone Automotive *	1,200	30
Lear	3,000	109
Modine Manufacturing	1,300	42
Noble International §	1,000	24
Sauer-Danfoss §	2,100	37
Sports Resorts International *§	4,000	3
Standard Motor Products	1,900	25
Superior Industries International §	1,500	36
TRW *	4,100	100
Zapata Corporation *	3,200	20
		950
Automobiles 0.1%
Coachmen Industries	1,800	23
Fleetwood *§	3,100	31
Monaco Coach §	1,500	26
National RV Holdings *	1,600	13
Thor Industries	2,800	88
Winnebago §	1,500	49
		230
Distributors 0.1%
ACR Group *	1,400	4
Aristotle *	900	6
Building Material Holding	900	62
Design Within Reach *§	800	15
Educational Development §	800	9
Handleman	1,900	31
Prestige Brands *	2,500	49
Source Information Management *§	2,400	30
Transnet *	2,200	3
		209
Diversified Consumer Services 1.0%
Bright Horizons Family Solutions *	1,200	49
Career Education *	4,900	179
Carriage Services *§	1,600	10
Corinthian Colleges *§	3,800	49
Devry *	3,200	64
Education Management *	3,100	105
EVCI Career Colleges *	2,300	15
Greg Manning Auctions *§	2,300	27
ITT Educational Services *	1,900	102
Jackson Hewitt Tax Service §	7,000	165
Laureate *	1,834	88
Matthews International, Class A	1,500	58
Prepaid Legal Services §	1,100	49
Regis	2,200	86
Service Corp. International	14,300	115
ServiceMaster	13,650	183
Sotheby's, Class A *	2,700	37
Stewart Enterprises, Class A	4,000	26
Strayer Education	650	56
The Princeton Review *§	2,800	16
Universal Technical Institute *§	1,400	46
Weight Watchers *§	5,200	268
		1,793
Hotels, Restaurants & Leisure 3.2%
Alliance Gaming *§	3,000	42
Ameristar Casinos	2,000	52
Applebee's	3,775	100
Archon Corporation *§	1,100	31
Argosy Gaming *	1,600	75
Aztar *	2,100	72
Bally Total Fitness Holdings *§	1,500	5
Bob Evans Farms	1,500	35
Bowl America, Class A	300	4
Boyd Gaming	3,900	199
Brinker *	4,350	174
BUCA *	1,100	6
California Pizza Kitchen *	1,500	41
CEC Entertainment *	1,650	69
Cedar Fair §	2,000	64
Choice Hotels International	1,700	112
Churchill Downs §	700	30
CKR Restaurants §	2,850	40
Cracker Barrel §	2,400	93
Dave & Buster's *§	1,200	22
Diamondhead Casino *	10,500	6
Domino's Pizza	3,200	71
Dover Downs Gaming and Entertainment §	388	5
Dover Motorsports §	4,000	24
Empire Resorts *§	1,400	6
Famous Dave's of America *	2,600	26
Frisch's Restaurants	800	20
Gaming Partners International *§	600	11
Gaylord Entertainment *	1,700	79
Golf Trust of America, REIT *	1,900	3
Great Wolf Resorts *§	2,000	41
GTECH	5,400	158
Harrah's Entertainment	2,985	215
IHOP §	900	39
International Speedway, Class A	2,100	118
Isle of Capris Casinos *§	1,700	45
Jack In The Box *	1,500	57
John Q Hammons Hotels *	300	7
Krispy Kreme *§	2,400	17
La Quinta Properties *	9,300	87
Landry's Seafood Restaurant §	1,500	45
Las Vegas Sands *§	15,600	558
Life Time Fitness *	1,100	36
Lone Star Steakhouse & Saloon	1,300	40
Marcus	1,500	32
MGM Mirage *	12,592	498
Mikohn Gaming *§	1,200	18
MTR Gaming Group *	2,800	33
Multimedia Games *§	1,500	16
O'Charley's *	1,300	23
Outback Steakhouse	3,400	154
Panera Bread, Class A *§	1,500	93
Papa John's International *§	1,100	44
Penn National Gaming *	3,600	131
PF Chang's China Bistro *§	1,300	77
Pinnacle Entertainment *	2,300	45
Rare Hospitality International *	1,650	50
Red Robin Gourmet Burgers *§	700	43
Royal Caribbean Cruises §	8,610	416
Ruby Tuesday §	2,800	73
Ryan's Restaurant Group *	1,700	24
Scientific Games, Class A *	3,000	81
Shuffle Master *§	2,248	63
Six Flags *§	5,400	25
Sonic *	2,562	78
Speedway Motorsports	1,800	66
Station Casinos	2,950	196
Steak 'N Shake *	2,000	37
Texas Roadhouse, Class A *§	2,000	69
The Cheesecake Factory *	3,475	121
Triarc, Class B §	3,300	49
Vail Resorts *	1,500	42
WMS Industries *§	1,300	44
Wyndham International, Class A *	9,400	10
Wynn Resorts *§	4,500	213
		5,844
Household Durables 2.1%
American Greetings, Class A	3,000	80
Applica *	1,300	4
Beazer Homes §	1,700	97
Blyth Industries	2,000	56
Brillian Corp. *§	237	1
Brookfield Homes §	1,200	55
Champion Enterprises *	4,800	48
D. R. Horton	9,317	350
Department 56 *	1,400	14
Emerson Radio Corporation *§	4,200	12
Enesco Group *§	1,800	5
Ethan Allen Interiors §	1,500	50
Flexsteel Industries	900	13
Foamex International *§	1,700	2
Furniture Brands International §	2,600	56
Harman International	2,740	223
Helen of Troy Limited *	900	23
Hovnanian Enterprises *	2,740	179
Jarden *§	1,250	67
Kimball International, Class B §	2,600	34
Knape & Vogt Manufacturing	1,400	17
La-Z-Boy §	2,600	38
Lennar, Class A	6,728	427
Levitt, Class A	1,475	44
Libbey	1,200	19
MDC Holdings	1,955	161
Meritage *	1,400	111
Mohawk Industries *	3,054	252
NVR *	280	227
Oneida *§	500	1
Palm Harbor Homes *§	1,800	34
Rockford Corporation *	2,600	10
Russ Berrie	1,500	19
Ryland Group	2,260	171
Skyline	600	24
Standard Pacific	1,500	132
Stanley Furniture	1,200	30
Technical Olympic USA §	2,687	65
Tempur-Pedic *§	4,100	91
Toll Brothers *§	3,400	345
Tupperware §	2,400	56
Universal Electronics *	1,400	23
WCI Communities *§	2,100	67
Yankee Candle Company	2,200	71
		3,804
Internet & Catalog Retail 0.6%
1-800-Flowers.com *	3,700	26
Alloy Online *§	3,200	16
Amazon.com *§	18,100	599
Audible *§	1,700	30
Blue Nile *§	1,400	46
Bluefly *§	700	1
Celebrate Express *	500	7
Coldwater Creek *	2,268	56
Drugstore.com *§	5,500	23
Ecost *§	965	4
Global Sports *§	3,700	62
Hollywood Media *§	2,500	11
Insight Enterprises *	1,900	38
J. Jill Group *§	1,150	16
Mediabay *§	3,800	2
Netflix *§	2,900	48
Overstock.com *§	1,100	39
PC Mall *§	800	4
priceline.com *§	2,033	47
Sportsman's Guide *	300	6
ValueVision International *	2,200	26
		1,107
Leisure Equipment & Products 0.4%
Action Performance §	2,300	20
Arctic Cat	1,057	22
Callaway Golf	3,800	59
JAKKS Pacific *§	1,600	31
Johnson Outdoors, Class A *	700	13
K2 *	1,800	23
Leapfrog Enterprises *§	2,700	30
MarineMax *	1,000	31
Marvel Enterprises *§	5,099	100
Nature Vision *§	600	3
Nautilus Group §	1,737	49
Oakley	3,400	58
Polaris Industries §	2,000	108
RC2 Corporation *	900	34
SCP Pool	1,812	63
Steinway Musical Instruments *	600	18
The Boyds Collection *§	4,000	7
		669
Media 5.0%
4Kids Entertainment *§	1,400	28
Acme Communications *	1,700	7
ADVO	1,550	49
Arbitron	1,600	69
Beasley Broadcast Group, Class A *§	1,200	17
Belo Corporation, Class A	5,600	134
Cablevision Systems, Class A *	13,360	430
Cadmus Communications	1,500	27
Catalina Marketing §	2,550	65
Charter Communications, Class A *§	13,400	16
Citadel Broadcasting *	5,500	63
Cox Radio, Class A *	1,800	28
Crown Media, Class A *§	4,500	42
Cumulus Media, Class A *	2,405	28
Daily Journal *	600	23
Dex Media	6,200	151
Digital Generation Systems *	5,200	5
Directv *	61,879	959
Dreamworks Animation, Class A *	5,000	131
EchoStar Communications, Class A	9,900	299
EMAK Worldwide *	800	9
Emmis Communications *§	2,600	46
Entercom Communications *	2,500	83
Entravision Communications, Class A *	5,244	41
Fisher Communications *§	500	24
Gemstar TV Guide *	19,800	71
Getty Images *	2,600	193
Harris Interactive *	4,300	21
Harte-Hanks	3,550	106
Hearst-Argyle Television §	3,191	78
Hollinger International §	4,600	46
Insight Communications *§	2,900	32
Insignia Systems *§	700	1
Interactive Data	4,000	83
John Wiley & Sons	2,500	99
Journal Communications, Class A	3,600	60
Journal Register *	2,600	46
Lamar Advertising *	4,500	192
Lee Enterprises	2,100	84
Liberty §	800	29
Liberty Global *	10,880	508
Liberty Media, Class A *	130,875	1,334
LIN TV, Class A *	2,000	28
LodgeNet Entertainment *	1,700	28
Martha Stewart Living, Class A *§	2,400	70
McClatchy	1,900	124
Media General, Class A	1,000	65
Mediacom Communications *§	5,500	38
Morningstar *§	1,700	48
Navarre *§	2,600	21
Nexstar Broadcasting *§	1,100	7
Paxson Communications *	6,000	4
Penton Media *	1,700	1
Pixar *	5,200	260
Playboy Enterprises, Class B *	2,500	32
Primedia *§	10,736	43
ProQuest *	1,300	43
R.H. Donnelley *	1,600	99
Radio One *§	4,400	56
Reader's Digest	3,900	64
Regal Entertainment Group, Class A §	6,400	121
Regent Communications *	4,000	23
Rentrak *	1,000	9
Saga Communications *	1,150	16
Salem Communications, Class A *§	1,400	28
Scholastic *	1,600	62
Scripps, Class A	7,340	358
Sinclair Broadcasting, Class A	2,700	25
Sirius Satellite Radio *§	55,800	362
Spanish Broadcasting, Class A *	2,500	25
TiVo *§	3,900	26
Valassis Communications *	2,700	100
Value Line	800	31
Warner Music Group *	6,700	109
Washington Post, Class B	450	376
Westwood One	4,100	84
World Wrestling	3,500	40
WPT Enterprises *§	1,100	21
XM Satellite Radio Holdings, Class A *§	9,500	320
Young Broadcasting *§	1,400	6
		8,930
Multiline Retail 0.4%
99 Cents Only Stores *§	3,465	44
Bon-Ton Stores	1,200	23
Dollar Tree Stores *	5,225	125
Fred's §	1,525	25
Neiman Marcus, Class A	2,400	233
Saks *	5,675	108
Shopko Stores *	2,000	49
Tuesday Morning §	1,600	50
		657
Specialty Retail 3.4%
Aaron Rents
Class A	1,575	36
Class B	2,175	54
Abercrombie & Fitch	3,900	268
AC Moore Arts & Crafts *	1,400	44
Advance Auto Parts *	3,512	227
Aeropostale *	2,550	86
American Eagle Outfitters	6,700	205
AnnTaylor Stores *	3,000	73
Asbury Automotive Group *	2,200	34
Barnes & Noble *	3,000	116
bebe stores §	3,375	89
Big 5 Sporting Goods	1,500	43
Blockbuster, Class A §	7,700	70
Borders Group	3,000	76
Buckle	1,200	53
Build-A-Bear Workshop *§	600	14
Burlington Coat Factory	2,100	90
Cabela's, Class A *§	2,700	58
CarMax *	4,600	123
Cato Corporation, Class A	2,250	46
Charlotte Russe Holding *§	1,800	22
Charming Shoppes *	5,200	49
Chico's *	7,800	267
Christopher & Banks	1,812	33
Claire's Stores	3,800	91
Cost Plus *	800	20
CSK Auto *	2,100	35
Dick's Sporting Goods *§	1,600	62
Dress Barn *	2,000	45
E Com *§	2,500	33
Electronics Boutique Holdings *§	1,100	70
Finlay Enterprises *§	1,100	14
Foot Locker	6,600	180
Franklin Covey *	2,900	22
GameStop, Class B *	2,674	80
Genesco *	1,400	52
Group One Automotive *	1,000	24
Guess ? *§	2,600	43
Guitar Center *	1,100	64
Gymboree *	600	8
Hancock Fabrics §	1,100	7
Haverty Furniture	1,700	25
Hibbett Sporting Goods *	1,512	57
Hot Topic *	2,450	47
Linens 'n Things *	2,100	50
Lithia Motors, Class A §	1,400	40
Men's Wearhouse *	2,400	83
Michaels Stores	6,100	252
Monro Muffler Brake *	1,000	29
Mothers Work *§	700	9
Movie Gallery	1,000	26
New York & Company *	2,500	53
O'Reilly Automotive *	4,800	143
Pacific Sunwear *	3,525	81
Pantry *	900	35
Party City *§	1,900	23
Payless Shoesource *	2,715	52
Pep Boys §	2,400	32
Petco *	2,900	85
PETsMART	6,400	194
Pier 1 Imports	4,000	57
Pomeroy Computer Resources *§	1,400	14
Rent Way *§	2,000	20
Rent-A-Center *	3,150	73
Restoration Hardware *	4,100	34
Rex Stores *	750	11
Ross Stores	6,600	191
Select Comfort *§	2,000	43
Sharper Image *§	1,600	20
Shoe Carnival *	900	20
Sonic Automotive	1,600	34
Stage Stores *	1,000	44
Stein Mart	2,400	53
Syms §	1,400	21
Talbots	2,400	78
TBC Corp. *	1,100	30
The Children's Place *§	1,100	51
The Finish Line, Class A	2,200	42
The Sports Authority *§	1,396	44
Too *	1,600	37
Trans World Entertainment *	4,200	50
TSC *§	1,800	88
Tweeter Home Entertainment Group *§	2,600	6
Ultimate Electronics *	1,000	0
United Auto Group	1,800	54
United Retail Group *	1,000	8
Urban Outfitters *	3,700	210
West Marine *§	1,400	25
Wet Seal, Class A *§	1,875	13
Whitehall Jewellers *§	1,200	8
Williams-Sonoma *	5,300	210
Wilsons Leather *§	1,900	13
Winmark *	900	18
Zale *	2,400	76
		6,038
Textiles, Apparel, & Luxury Goods 0.9%
Brown Shoe	1,100	43
Carters *	1,300	76
Charles & Colvard §	1,575	39
Cherokee	900	31
Columbia Sportswear *§	1,850	91
Culp *§	1,600	7
Cutter & Buck	1,500	19
Forward Industries *§	1,900	30
Fossil *	3,387	77
Giant *	6	3
Haggar	1,000	20
Iconix Brand Group *§	1,300	9
K-Swiss, Class A	2,000	65
Kellwood §	1,400	38
Kenneth Cole Productions	1,400	44
Lazare Kaplan International *	1,600	16
Madden Steven *	1,600	28
Mossimo *§	3,300	15
Movado Group	2,000	38
Movie Star *	2,500	2
Oshkosh B'Gosh, Class A	1,100	29
Phillips-Van Heusen	1,900	62
Polo Ralph Lauren	4,300	185
Quaker Fabric §	1,900	8
Quiksilver *	6,200	99
Russell	1,400	29
Saucony, Class B	1,200	27
Stride Rite	2,800	39
Superior Uniform Group §	1,200	17
Tandy Brands §	1,400	15
Tarrant Apparel *§	2,400	7
Timberland, Class A *	3,200	124
Unifi *	6,200	26
UniFirst	900	36
Warnaco Group *	2,100	49
Weyco Group	1,000	20
Wolverine World Wide	2,700	65
		1,528
Total Consumer Discretionary		31,759

CONSUMER STAPLES 4.7%
Beverages 0.3%
Coca-Cola Bottling	500	25
Constellation Brands, Class A *	10,000	295
Hansen Natural *§	200	17
Midwest Grain Products §	1,800	15
National Beverage *	1,900	15
PepsiAmericas	6,700	172
Willamette Valley Vineyards *§	4,200	17
		556
Food & Staples Retailing 0.7%
7-Eleven *	5,100	154
Arden Group, Class A §	200	16
BJ's Wholesale Club *	3,100	101
Casey's General Stores	2,200	44
Fresh Brands *	800	5
Great Atlantic & Pacific Tea *§	3,600	105
Longs Drug Stores	1,600	69
Marsh Supermarkets §	1,500	21
Nash Finch §	900	33
Pathmark Stores *	1,100	10
Performance Food Group *	1,900	57
PriceSmart *§	1,500	13
Rite Aid *§	23,300	97
Ruddick	2,200	56
Smart & Final *§	1,800	22
United Natural Foods *	1,800	55
Weis Markets §	1,000	39
Whole Foods Market	2,700	319
Wild Oats Markets *§	2,000	23
		1,239
Food Products 2.9%
Alico §	600	31
American Italian Pasta, Class A §	1,200	25
Bridgford Foods *§	1,000	8
Bunge Limited §	4,800	304
Chiquita §	1,700	47
Corn Products International	3,300	78
Cuisine Solutions *	4,500	27
Dean Foods *	7,158	252
Del Monte Foods *	9,200	99
Delta Pine & Land	1,900	48
Dreyer's Grand Ice Cream §	4,000	326
Farmer Bros. §	1,200	27
Flowers Foods	1,710	60
Fresh Del Monte Produce §	2,700	73
Gold Kist *§	1,700	37
Green Mountain Coffee *§	800	27
Hain Celestial Group *	1,900	37
Hormel Foods	5,700	167
J & J Snack Foods	700	37
J.M. Smucker §	2,436	114
Kraft Foods, Class A	76,400	2,430
Lancaster Colony	1,400	60
Lance	1,100	19
Lifeway Foods *§	1,800	22
Maui Land & Pineapple *§	600	23
Peet's Coffee & Tea *§	1,100	36
Pilgrim's Pride §	3,000	102
Ralcorp Holdings	1,000	41
Rocky Mountain Chocolate Factory §	3,390	75
Sanderson Farms §	1,050	48
Seaboard	50	83
Smithfield Foods *	5,200	142
Tootsie Roll Industries §	2,052	60
Treehouse Foods *	1,431	41
Tyson Foods, Class A	15,119	269
		5,275
Household Products 0.3%
Central Garden & Pet *	1,200	59
Church & Dwight	2,950	107
Energizer *	3,400	211
Katy Industries *	1,700	5
Oil-Dri	1,800	33
Spectrum Brands *	2,200	73
		488
Personal Products 0.4%
Chattem *	1,300	54
Elizabeth Arden *§	1,600	38
Estee Lauder, Class A	6,000	235
Inter Parfums §	1,400	27
NBTY *	3,100	80
Nu Skin Asia Pacific, Class A	2,900	68
Playtex Products *	4,400	47
Reliv International §	2,300	24
Revlon, Class A *§	15,600	48
		621
Tobacco 0.1%
Alliance One International	4,600	28
Carolina Group	3,100	103
Star Scientific *§	3,400	15
Universal Corporation	1,100	48
Vector Group §	2,110	39
		233
Total Consumer Staples		8,412

ENERGY 6.6%
Energy Equipment & Services 2.3%
Atwood Oceanics *	700	43
Cal Dive International *	1,700	89
Carbo Ceramics	700	55
Cooper Cameron *	2,400	149
Dawson Geophysical *	200	4
Diamond Offshore Drilling §	5,800	310
Dril-Quip *	1,400	41
ENSCO International	7,000	250
FMC Technologies *	3,000	96
Global Industries *	4,200	36
GlobalSantaFe	10,359	423
Grant Prideco *	5,390	143
Grey Wolf *§	8,200	61
Gulf Island Fabrication §	1,100	22
Gulfmark Offshore *§	1,600	44
Hanover Compressor *§	4,200	48
Helmerich & Payne	2,300	108
Hydril *	1,000	54
Input/Output *§	3,800	24
Lone Star Technologies *	1,310	60
Matrix Service *§	2,200	10
Maverick Tube *§	1,900	57
NATCO Group, Class A *	1,900	25
Newpark Resources *	5,100	38
NS Group *§	2,000	65
Oceaneering International *	1,300	50
Offshore Logistics *	1,100	36
Oil States International *	2,300	58
Omni Energy Services *§	1,900	4
Parker Drilling *	6,500	46
Patterson-UTI Energy	7,800	217
Petroleum Helicopters *	300	7
Pride International *	6,000	154
Seacor Holdings *	900	58
Smith International	4,700	299
Superior Energy *	3,600	64
TETRA Technologies *	1,350	43
Tidewater	2,600	99
Todco, Class A *	3,100	80
Unit *	2,100	92
Universal Compression Holdings *	1,500	54
Veritas DGC *	1,700	47
W-H Energy Services *	1,400	35
Weatherford International *	5,890	341
		4,039
Oil, Gas & Consumable Fuels 4.3%
Adams Resources & Energy §	2,300	46
Alliance Resource Partners *§	800	59
Alpha Natural Resources *	2,800	67
Arch Coal §	2,600	142
Berry Petroleum §	1,000	53
Bill Barrett *§	2,100	62
BP Prudhoe Bay Royalty Trust §	1,300	93
Buckeye Partners, Equity Units *§	1,800	83
Cabot Oil & Gas	3,300	114
Callon Petroleum *§	1,600	24
Carrizo Oil & Gas *§	2,300	39
Castle Energy	1,400	17
Chesapeake Energy	14,000	319
Cimarex Energy *§	3,783	147
Comstock Resources *	1,600	40
CONSOL Energy	4,400	236
Copano Energy	700	26
Cross Timbers Royalty Trust §	953	39
Denbury Resources *	2,000	79
Edge Petroleum *	2,000	31
Encore Acquisition *	1,100	45
Energy Partners *	1,800	47
Enterprise Products Partners, Equity Units *§	16,600	445
Forest Oil *	2,500	105
Foundation Coal Holdings §	1,900	49
Frontier Oil	3,200	94
General Maritime §	1,700	72
Georesources *§	3,100	40
Giant Industries *	1,900	68
GMX Resources *§	2,300	33
Harken Energy *	8,500	4
Houston Exploration *	1,200	64
Hugoton Royalty Trust §	2,200	67
Kaneb Services *§	900	39
KCS Energy *§	4,300	75
KFX *§	3,000	43
Kinder Morgan Management	2,715	125
Magellan Midstream Partners §	2,800	92
Magellan Petroleum *§	5,100	12
Maritrans §	1,100	30
Markwest Hydrocarbon	2,585	60
Massey	3,700	140
Meridian Resource *	5,300	25
Murphy Oil	8,520	445
Newfield Exploration *	6,400	255
Noble Energy	3,800	287
OMI §	3,900	74
Peabody Energy	5,600	291
Penn Virginia	800	36
Petrohawk Energy *§	1,850	20
Petroleum Development *§	1,400	45
Pioneer Natural Resources	6,600	278
Plains All American Pipeline *§	3,000	132
Plains Exploration & Production *	3,806	135
Pogo Producing	2,800	145
Premcor	4,100	304
Pyr Energy *§	7,400	11
Quicksilver Resources *§	2,800	179
Range Resources	3,700	99
Remington Oil & Gas *	1,700	61
Southwestern Energy *	3,000	141
Spinnaker Exploration *	1,500	53
St. Mary Land Exploration	5,300	154
Stone Energy *	1,300	64
Swift Energy *	1,900	68
Syntroleum *§	4,900	50
TC Pipelines *	1,200	40
Tel Offshore Trust §	61	1
Teppco Partners *§	3,000	124
Tesoro Petroleum	3,100	144
TransMontaigne *§	3,600	38
Ultra Petroleum *	7,200	219
USEC	4,200	61
Vintage Petroleum	2,600	79
W&T Offshore	2,900	70
Western Gas Resources	3,200	112
Westmoreland Coal *§	1,200	25
Whiting Petroleum *	800	29
World Fuel Services	1,600	37
		7,796
Total Energy		11,835

FINANCIALS 23.6%
Capital Markets 1.5%
A.G. Edwards	3,800	172
Aether Systems *§	5,700	19
Affiliated Managers Group *§	1,500	103
AmeriTrade *	19,600	364
Blackrock §	900	72
Calamos, Class A	1,300	35
Cohen & Steers §	800	16
Eaton Vance	6,700	160
Gabelli Asset Management §	1,700	75
GFI Group *§	1,200	43
Greenhill §	1,800	73
International Assets *§	1,100	7
Investment Technology Group *	2,750	58
Investors Financial Services	3,300	125
Jefferies Group	2,900	110
John Nuveen §	4,200	158
Knight Capital Group *§	4,600	35
LaBranche & Co. *§	2,600	16
Ladenburg Thalmann Financial Services *	506	0
Legg Mason	4,600	479
National Financial Partners	1,700	67
optionsXpress Holdings §	2,700	41
Piper Jaffray *	1,000	30
Raymond James Financial	3,250	92
Sanders Morris Harris Group §	2,600	45
SEI	4,900	183
Southwest Securities	1,283	22
Waddell & Reed Financial, Class A	4,450	82
Westwood Holdings Group	620	11
		2,693
Commercial Banks 4.7%
1st Source	1,641	38
Abigail Adams §	220	4
Alabama National Bancorp §	800	52
Amcore Financial	1,600	48
Amegy Bancorp	3,100	69
Arrow Financial §	1,059	30
Associated Banc Corp.	5,654	190
BanCorpSouth §	3,625	86
BancTrust Financial Group §	1,200	23
Bank of Hawaii	2,600	132
Banner §	1,160	33
Bay View Capital	480	7
BNCCORP *	300	4
BOK Financial	2,936	135
Boston Private Financial §	1,459	37
BWC Financial §	1,127	29
Camden National	900	30
Capital Corp. of the West §	1,207	34
Cathay Bancorp §	2,674	90
Center Bancorp §	1,018	12
Central Pacific Financial	1,273	45
Century Bancorp, Class A §	600	18
Chemical Financial	1,116	37
Chittenden	2,312	63
Citizens Banking §	2,000	60
City Holding Company §	900	33
City National	2,400	172
CoBiz §	1,650	30
Codorus VY Bancorp §	441	8
Colonial BancGroup	6,200	137
Commerce Bancorp §	7,300	221
Commerce Bancshares §	3,111	157
Community Banks §	1,044	27
Community Bankshares of Indiana	1,210	28
Cullen/Frost Bankers	2,200	105
CVB Financial §	3,345	66
East West Bancorp	2,600	87
Farmers Capital Bank §	700	24
First Charter §	1,700	37
First Citizens Bancshares	450	65
First Commonwealth Financial §	3,600	49
First Community Bancorp	1,000	48
First Financial Bancorp §	2,402	45
First Financial Bankshares §	1,216	41
First Indiana	1,408	42
First M & F Corporation §	700	24
First Merchants §	1,283	32
First Midwest Bancorp	2,056	72
First of Long Island	450	19
First Republic Bank	1,475	52
First United	800	16
FirstBank Puerto Rico §	2,200	88
FirstMerit	4,100	107
FNB §	1,836	36
FNB Corp. of North Carolina §	700	14
Frontier Financial §	1,800	45
Fulton Financial §	7,210	130
German American Bancorp §	1,589	22
Glacier Bancorp	2,015	53
Gold Banc	2,000	29
Greater Bay Bancorp §	2,406	63
Greater Community Bancorp §	1,050	17
Hancock Holding	1,500	52
Harleysville National §	1,841	43
Hibernia, Class A	7,000	232
Hudson United Bancorp	2,056	74
IBERIABANK §	600	37
Independent Bank	1,100	31
Integra Bank §	1,300	29
Interchange Financial Services §	1,800	33
International Bancshares	2,597	73
Irwin Financial §	1,500	33
Main Street Banks §	1,400	36
MB Financial	1,400	56
Mercantile Bankshares	3,500	180
Mid-State Bancshares	1,100	31
Midsouth Bancorp §	1,237	30
Midwest Banc Holdings §	1,400	27
MidWestOne Financial	1,000	19
National Penn Bancshares §	2,183	55
NBT Bancorp	2,080	49
Northern States Financial	700	19
Northrim Bank	900	21
Old National Bancorp §	3,322	71
Omega Financial §	1,000	31
Oriental Financial Group §	1,439	22
Pacific Capital Bancorp	2,488	92
Park National §	756	84
Popular	12,200	307
PrivateBancorp §	1,400	50
Prosperity Bancshares	1,500	43
Provident Bankshares	1,551	50
Renasant §	900	28
Republic Bancorp	3,955	59
S&T Bancorp §	1,300	47
Sandy Spring Bancorp §	1,100	39
Santander Bancorp §	1,875	47
Signature Bank *	1,200	29
Sky Financial §	4,714	133
South Financial Group	3,054	87
Southwest Bancorp of Oklahoma	1,300	27
State Bancorp §	1,126	25
Sterling Bancshares	2,850	44
Sterling Financial §	1,991	42
Suffolk Bancorp §	1,000	32
Summit Bancshares §	1,400	24
Susquehanna Bancshares	2,050	50
SVB Financial Group *§	1,500	72
SY Bancorp §	1,100	25
TCF Financial	6,400	166
TD Banknorth	8,090	241
Texas Capital Bancshares *§	1,800	36
Texas Regional Bancshares, Class A	2,491	76
The Savannah Bancorp §	925	28
Trustco Bank §	3,700	48
Trustmark §	2,300	67
U.S.B. Holding Company §	1,535	36
UCBH Holdings §	4,400	71
UMB Financial	756	43
Umpqua Holdings Corporation §	1,900	45
Union Bankshares	753	29
UnionBancal	6,700	448
United Bankshares	2,400	85
United Community Banks §	1,950	51
Unizan Financial	1,076	29
Valley National Bancorp	4,961	116
WesBanco §	1,300	39
West Coast Bancorp §	1,220	30
WestAmerica	1,546	82
Westbank	882	14
Westcorp	2,600	136
Whitney Holding	2,400	78
Wilmington Trust	2,800	101
Wintrust Financial	1,200	63
		8,425
Consumer Finance 0.6%
Advance America Cash Advance Centers §	4,400	70
Advanta, Class A	1,466	38
AmeriCredit *	7,300	186
Asta Funding §	1,200	33
Cash America Investments	1,600	32
CompuCredit *§	2,400	82
First Cash *	1,800	39
First Marblehead *§	2,900	102
Metris Companies *§	4,050	59
Moneygram International	3,900	75
Nelnet, Class A *	2,600	87
QC Holdings *§	300	4
Student Loan	1,020	224
WFS Financial	1,800	91
World Acceptance *	1,500	45
		1,167
Diversified Financial Services 0.7%
Alliance Capital	3,600	168
California First National Bancorp §	500	6
CapitalSource *§	4,900	96
Chicago Mercantile Exchange Holdings	1,500	443
Encore Capital *§	2,100	36
eSpeed, Class A *§	2,200	20
Financial Federal	700	27
Instinet Group *	14,400	75
International Securities Exchange *§	1,600	40
Leucadia National §	6,754	261
Nasdaq Stock Market *§	3,500	66
Transnational Financial Network *	3,400	2
		1,240
Insurance 6.9%
21st Century Insurance Group	3,400	50
Alfa §	3,700	54
Allmerica Financial *	2,300	85
American Financial Group	3,100	104
American National Insurance	1,050	120
AmerUs Life §	1,900	91
Arch Capital Group *	1,800	81
Argonaut Group *§	1,900	44
Arthur J. Gallagher §	4,600	125
Assurant	5,900	213
Baldwin & Lyons	1,175	28
BancInsurance *§	2,310	12
Berkshire Hathaway, Class A *	70	5,845
Bristol West Holdings	2,200	40
Brown & Brown	2,700	121
Citizens §	4,050	25
Clark §	1,300	19
CNA Financial *§	11,500	327
CNA Surety *	2,400	36
Commerce Group	1,300	81
Conseco *	6,100	133
Danielson *§	9,500	116
Delphi Financial, Class A	1,606	71
Erie Indemnity, Class A §	3,000	163
FBL Financial Group, Class A §	1,732	48
Fidelity National Financial	7,850	280
Financial Industries Corporation *§	800	6
First American Financial	4,100	165
FPIC Insurance Group *§	900	26
Genworth Financial, Class A	21,300	644
Great American Financial Resources §	3,000	59
Harleysville Group	1,800	38
HCC Insurance Holdings	2,500	95
Hilb Rogal and Hobbs §	1,500	52
Horace Mann Educators	2,400	45
Infinity Property & Casualty	1,300	45
Kansas City Life Insurance §	800	38
LandAmerica Financial Group	800	48
Markel *§	480	163
Merchants Group	600	15
Mercury General	2,600	142
Midland	1,200	42
Nationwide Financial Services, Class A	2,700	102
Navigators Group *	1,000	35
Odyssey Re Holdings §	3,000	74
Ohio Casualty	3,400	82
Old Republic International	7,525	190
Philadelphia Consolidated *	1,000	85
Phoenix Companies §	4,000	48
PMA Capital, Class A *§	3,200	28
Presidential Life §	2,200	38
ProAssurance *	1,320	55
Protective Life	3,000	127
Reinsurance Group of America	2,850	133
RLI	1,100	49
Selective Insurance	1,300	64
StanCorp Financial Group	1,400	107
Standard Management *	1,400	3
State Auto Financial	1,800	56
Stewart Information Services	900	38
Transatlantic Holdings §	2,981	166
U.S.I. Holdings *	1,900	24
UICI	2,300	68
United America Indemnity *	1,512	26
United Fire & Casualty	1,400	62
Unitrin	3,100	152
Universal American Financial *	3,100	70
Vesta Insurance §	3,100	8
W. R. Berkley	5,712	204
Wesco Financial	330	119
White Mountains Insurance Group §	480	303
Zenith National	900	61
		12,512
Real Estate 6.9%
Agree Realty, REIT §	800	24
Alexanders, REIT *§	250	62
Alexandria Real Estate, REIT	800	59
AMB Property, REIT	4,000	174
American Financial Realty, REIT	5,100	78
American Home Mortgage Holdings, REIT	2,195	77
American Mortgage Acceptance, REIT §	1,500	23
American Real Estate *§	2,300	67
AmeriVest Properties, REIT	3,000	13
Amli Residential Properties, REIT §	1,500	47
Annaly Mortgage Management, REIT §	5,400	97
Anthracite Capital, REIT §	3,400	40
Arden Realty, REIT	3,100	112
Avalonbay Communities, REIT	3,084	249
Bedford Property Investors, REIT §	1,300	30
BioMed Realty Trust, REIT	1,700	41
BNP Residential Properties, REIT	1,100	18
Boston Properties, REIT	4,900	343
Brandywine Realty Trust, REIT	2,400	74
BRE Properties, REIT, Class A	2,300	96
Camden Property Trust, REIT	2,300	124
Capital Automotive, REIT	1,700	65
Capital Properties
Class A §	1,200	28
Class B *	120	0
CarrAmerica Realty, REIT	2,400	87
Catellus Development, REIT	4,403	144
CB Richard Ellis Group, Class A *	3,500	154
CBL & Associates Properties, REIT	3,000	129
Centerpoint Properties, REIT	2,000	85
Colonial Properties Trust, REIT §	2,032	89
Commercial Net Lease Realty, REIT	2,500	51
Corporate Office Properties Trust, REIT	1,900	56
Cousins Properties, REIT	2,450	72
Crescent Real Estate Equities, REIT	4,500	84
CRT Properties, REIT	1,600	44
Developers Diversified Realty, REIT	4,738	218
Duke Realty, REIT	6,390	202
Eagle Hospitality Properties, REIT	2,600	24
EastGroup Properties, REIT	1,400	59
Entertainment Properties, REIT	1,300	60
Equity Inns, REIT	3,500	47
Equity Lifestyle Properties, REIT	1,400	56
Equity One, REIT	3,800	86
Essex Property Trust, REIT	1,100	91
Federal Realty Investment Trust, REIT	2,600	153
Felcor Lodging Trust, REIT *	3,200	46
First Industrial Realty, REIT §	2,100	84
Forest City Enterprises, Class A	2,400	170
Friedman, Billings, Ramsey Group, REIT, Class A §	6,425	92
Gables Residential Trust, REIT	1,500	65
General Growth Properties, REIT	9,600	394
Getty Realty, REIT §	1,400	39
Glenborough Realty Trust, REIT	1,500	31
Glimcher Realty Trust, REIT §	1,500	42
Global Signal, REIT	2,800	105
GMH Communities Trust, REIT	2,100	29
Government Properties Trust, REIT §	2,000	19
Health & Retirement Properties, REIT	9,100	113
Health Care, REIT §	2,200	83
Health Care Property Investors, REIT	5,900	160
Healthcare Realty Trust, REIT	2,100	81
Heritage Property Investment Trust, REIT	2,200	77
Hersha Hospitality Trust, REIT	2,000	19
Highwoods Properties, REIT	2,500	74
Home Properties of New York, REIT	1,500	65
Homebanc, REIT §	3,200	29
Hospital Properties Trust, REIT	3,000	132
Host Marriott, REIT	15,674	274
Impac Mortgage Holdings, REIT §	4,200	78
Innkeepers USA, REIT	2,600	39
Investors Real Estate Trust, REIT §	3,000	29
IStar Financial, REIT	5,173	215
Jones Lang Lasalle *	1,500	66
Kilroy Realty, REIT	1,600	76
Kimco Realty, REIT	4,850	286
Kite Realty Group Trust, REIT	2,000	30
LaSalle Hotel Properties, REIT	1,800	59
Lexington Corporate Properties, REIT	1,700	41
Liberty Property Trust, REIT	3,700	164
LTC Properties, REIT	2,400	50
Macerich Company, REIT	2,700	181
Mack-Cali Realty, REIT	2,700	122
Maguire Properties, REIT	2,100	60
MeriStar Hospitality, REIT *	5,000	43
Mid-America Apartment Communities, REIT	1,000	45
Mills, REIT	2,300	140
Monmouth Real Estate Investment, REIT, Class A §	1,800	15
MortgageIT Holdings, REIT §	1,500	27
National Health Investors, REIT §	1,600	45
National Health Realty, REIT §	1,100	20
Nationwide Health Properties, REIT §	3,300	78
New Century Financial, REIT §	2,400	123
New Plan Excel Realty, REIT	4,500	122
Newcastle Investment, REIT §	1,400	42
NovaStar Financial, REIT §	1,800	70
Pan Pacific Retail Properties, REIT	2,100	139
Parkway Properties, REIT	700	35
Pennsylvania, REIT	1,781	85
Pittsburgh & West Virginia Railroad, REIT §	1,500	14
PMC Commercial Trust, REIT	1,688	22
Post Properties, REIT	2,200	79
Prentiss Properties Trust, REIT	1,800	66
PS Business Parks, REIT	1,000	44
Public Storage, REIT	5,800	367
Ramco-Gershenson Properties, REIT §	1,200	35
Rayonier, REIT §	2,571	136
Realty Income, REIT §	6,700	168
Reckson Associates Realty, REIT	3,100	104
Redwood Trust, REIT §	1,000	52
Regency Centers, REIT	2,900	166
Resource Asset Investment Trust, REIT §	1,600	48
Saul Centers, REIT	1,400	51
Saxon Capital, REIT	2,400	41
Senior Housing Properties, REIT	3,160	60
Shelbourne Properties II, REIT *	200	0
Shurgard Storage Centers, REIT	2,300	106
Sizeler Property Investors, REIT	1,600	21
SL Green Realty, REIT §	1,700	110
St. Joe	3,400	277
Strategic Hotel Capital, REIT	2,300	41
Sun Communities, REIT	1,300	48
Sunset Financial Resources	1,700	16
Tanger Factory Outlet Centers, REIT	1,900	51
Taubman Centers, REIT	2,400	82
Thomas Properties	1,500	19
Thornburg Mortgage, REIT §	4,000	117
Trammell Crow *	1,600	39
Trizec Properties, REIT	6,600	136
United Dominion Realty Trust, REIT	6,600	159
Universal Health Realty Income Trust, REIT §	1,000	38
Urstadt Biddle Properties, Class A, REIT	1,300	22
Urstadt Biddle Properties, REIT §	1,500	25
Vencor, REIT	4,300	130
Vornado Realty Trust, REIT	5,700	458
Washington SBI, REIT	2,100	66
Weingarten Realty Investors, REIT	4,250	167
Wellsford Real Properties *	1,300	23
WP Carey & Co §	1,700	50
		12,334
Thrifts & Mortgage Finance 2.3%
Ameriana Bancorp	960	13
Anchor Bancorp Wisconsin §	1,600	48
Astoria Financial	5,550	158
Bank Mutual	4,234	47
BankAtlantic, Class A	3,000	57
BankUnited Financial	1,700	46
Brookline Bancorp §	3,149	51
Camco	1,100	15
Capital Crossing Bank *§	1,000	34
Capitol Federal Financial §	3,400	117
Charter Financial §	1,000	35
Charter Municipal Mortgage Acceptance	2,000	44
Commercial Capital Bancorp	2,800	47
Commercial Federal	2,200	74
Cooperative Bankshares §	1,650	31
Corus Bankshares	1,600	89
Delta Financial §	3,100	30
Dime Community Bancshares	2,500	38
Doral Financial §	4,600	76
Downey Financial	1,200	88
Federal Agricultural Mortgage, Class A §	700	12
First Busey §	1,500	29
First Federal Bancshares of Arkansas	1,500	34
First Niagra Financial	4,671	68
First Place Financial §	1,749	35
FirstFed Financial *	900	54
Flagstar Bancorp §	3,450	65
Flushing Financial	1,675	31
Fremont General §	3,500	85
Harbor Florida Bancshares	1,400	52
Hingham Institution for Savings	400	17
Home Federal Savings Bank	400	10
Horizon Financial §	1,325	29
Hudson City Bancorp	28,212	322
Independence Community Bank	4,154	153
IndyMac Mortgage Holdings	3,100	126
Kearny Financial *§	3,700	44
Logansport Financial §	800	14
MAF Bancorp	1,853	79
Matrix Bancorp *	1,300	16
Net Bank	3,469	32
New Hampshire Thrift	800	12
New York Community Bancorp §	12,514	227
Newalliance Bancshares	5,700	80
NewMil Bancorp §	700	20
Northwest Bancorp §	2,500	53
Ocwen Financial *§	3,300	22
People's Bank	6,825	206
Peoples Community Bancorp	600	12
PFF Bancorp	1,470	45
PMI Group §	4,100	160
Pocahontas Bancorp §	1,000	15
Provident Financial Services	3,400	60
Provident New York Bancorp	3,102	38
R&G Financial, Class B	1,600	28
Radian	4,108	194
Riverview Bancorp §	500	11
Sound Federal Bancorp §	1,390	23
Sterling Financial *	1,412	53
Triad Guaranty *	900	45
Union Community Bancorp	900	15
W Holdings Company §	7,372	75
Washington Federal	4,498	106
Washington Savings Bank	1,300	12
Webster Financial	2,356	110
WSFS Financial §	700	38
		4,105
Total Financials		42,476

HEALTH CARE 11.7%
Biotechnology 4.3%
Abgenix *§	4,300	37
Acadia Pharmaceuticals *§	700	6
Affymetrix *§	2,960	160
Albany Molecular Research *	2,800	39
Alexion Pharmaceutical *§	1,400	32
Alkermes *§	4,400	58
Allos Therapeutics *§	300	1
Alnylam Pharmaceuticals *§	2,200	16
Amylin Pharmaceuticals *§	4,600	96
Aphton *§	3,600	3
Arena Pharmaceuticals *§	3,300	22
Ariad Pharmaceuticals *§	3,600	24
Arqule *§	4,100	27
Array BioPharma *	3,200	20
AVI BioPharma *§	3,100	7
Avigen *§	200	1
BioCryst Pharmaceuticals *§	1,800	9
BioMarin Pharmaceutical *§	4,800	36
Biopure *§	783	1
BioSource International *§	2,400	25
BioSphere Medical *§	2,100	9
Celera Genomics *	2,493	27
Celgene *§	7,600	310
Cell Genesys *§	2,800	15
Cell Therapeutics *§	5,500	15
Cephalon *§	2,500	99
Cepheid *§	3,400	25
Charles River Laboratories International *	2,916	141
Ciphergen Biosystems *§	3,000	6
Corixa *§	4,501	20
Cotherix *§	1,900	19
Critical Therapeutics *§	2,600	18
Cubist Pharmaceuticals *§	2,800	37
CuraGen *§	3,100	16
CV Therapeutics *§	1,900	43
Cytogen *§	700	4
Cytokinetics *§	2,600	18
Digene *§	1,400	39
Discovery Partners *	2,300	7
Diversa *	3,450	18
Dyax *§	1,700	8
Dynavax Technologies *§	2,100	10
Encysive Pharmaceuticals *§	4,000	43
EntreMed *§	1,600	4
Enzo Biochem §	2,119	38
Enzon Pharmaceuticals *	2,070	13
EXACT Sciences *	4,000	9
Exelixis *	3,500	26
Eyetech Pharmaceuticals *§	2,700	34
Genaera Pharmaceuticals *	5,200	9
Gene Logic *§	3,160	10
Genentech *	47,040	3,776
Genitope *§	1,300	17
Harvard Bioscience *	2,600	8
Human Genome Sciences *§	5,080	59
ICOS *§	2,900	61
Idenix Pharmaceuticals *§	2,900	63
ImClone Systems *§	3,743	116
Immune Response *§	2,900	2
ImmunoGen *	3,300	19
Immunomedics *§	4,800	8
Incyte Genomics *	4,400	31
Indevus Pharmaceuticals *§	3,400	9
Inhibitex *	800	6
InterMune *§	2,200	29
Introgen Therapeutics *§	2,600	17
Kosan Biosciences *	2,800	15
La Jolla Pharmaceutical *§	4,600	4
Lexicon Genetics *§	4,800	24
Ligand Pharmaceuticals, Class B *§	3,900	27
Lipid Sciences *§	2,800	14
Luminex *§	2,900	29
Mankind *§	2,400	24
Martek Biosciences *§	1,200	46
Matritech *§	2,600	2
Maxygen *	2,500	17
Medarex *§	5,700	47
Millennium Pharmaceuticals *	13,159	122
Momenta Pharmaceuticals *§	3,100	61
Myogen *§	2,300	16
Myriad Genetics *§	1,700	27
NeoPharm *	1,182	12
NeoRx *§	2,500	1
Neose Technologies *§	2,100	7
Neurocrine Biosciences *§	1,600	67
Neurogen *§	2,300	16
Novavax *§	4,000	5
NPS Pharmaceuticals *§	2,300	26
ONYX Pharmaceuticals *§	2,000	48
Orchid Cellmark *§	3,160	34
Oscient Pharmaceuticals *§	6,300	17
OSI Pharmaceuticals *	2,400	98
Pharmacopeia Drug Discovery *	3,300	13
Pharmacyclics *§	2,600	19
Pharmion *§	1,300	30
Progenics Pharmaceuticals *§	1,400	29
Protein Design Labs *	3,900	79
QLT *	1,100	11
Regeneron Pharmaceuticals *	3,300	28
Rigel Pharmaceuticals *§	1,400	28
Sangamo BioSciences *§	3,100	11
Savient Pharmaceuticals *§	4,700	21
Seattle Genetics *§	3,000	16
Sequenom *§	3,100	3
Seracare Life Sciences *	1,300	18
Serologicals *§	1,400	30
Sirna Therapeutics *§	3,300	6
StemCells *§	2,600	11
Strategene *§	2,400	21
Tanox *§	1,700	20
Techne *	1,800	83
Telik *§	1,700	28
Tercica *	2,700	23
Third Wave Technologies *§	5,600	22
Titan Pharmaceuticals *	3,900	7
Transkaryotic Therapies *§	2,100	77
Trimeris *	1,300	13
United Therapeutics *§	1,000	48
VaxGen *§	1,600	17
Vertex Pharmaceuticals *	4,210	71
Vicuron Pharmaceuticals *	2,900	81
ViroPharma *§	1,100	8
XOMA *	6,900	12
Zymogenetics *§	2,700	47
		7,668
Health Care Equipment & Supplies 2.6%
ABIOMED *§	3,400	29
Advanced Medical Optics *	4,290	171
Advanced Neuromodulation Systems *§	1,150	46
AeroGen *§	3,900	2
Align Technology *§	4,200	31
American Bio Medica *	3,000	3
American Medical Systems *	3,200	66
Analogic	700	35
Arrhythmia Research §	700	10
Arrow International	1,900	61
ArthroCare *§	1,600	56
Beckman Coulter	2,800	178
Bio-Rad Laboratories, Class A *	1,100	65
Biosite Diagnostics *§	800	44
Bioveris *	3,300	14
Bruker Biosciences *	4,600	18
Candela Laser *§	3,200	33
CardioDynamics International *	1,200	2
Cerus *§	1,970	9
Conceptus *§	2,500	14
CONMED *	1,450	45
Cooper Companies §	2,026	123
Cytyc *	5,600	124
Dade Behring Holdings	1,900	124
Datascope	900	30
Dentsply International	3,600	194
Diagnostic Products	1,200	57
DJ Orthopedics *	1,600	44
Edwards Lifesciences *	3,000	129
Endologix *§	2,300	10
EPIX Pharmaceuticals *§	2,300	20
Exactech *§	1,700	22
Foxhollow Technologies *§	1,000	38
Gen-Probe *	2,500	91
Greatbatch *§	1,200	29
Haemonetics *	1,200	49
Hillenbrand Industries	2,700	137
ICU Medical *	1,200	39
IDEXX Laboratories *	1,400	87
Immucor *	4,050	117
INAMED *	1,750	117
Integra LifeSciences *§	1,400	41
Intermagnetics General *	1,212	37
Intuitive Surgical *	1,500	70
Invacare	1,500	67
Inverness Medical Innovations *	1,400	38
Invitrogen *	2,275	189
Kensey Nash *§	900	27
Kinetic Concepts *	3,200	192
Kyphon *§	1,700	59
Laserscope *§	700	29
Lifecore Biomedical *	1,700	19
Medical Action Industries *	1,100	20
Medwave *§	1,300	4
Mentor §	2,000	83
Meridian Bioscience	1,500	28
Merit Medical Systems *	2,265	35
Microhelix *	3,300	1
Molecular Devices *§	1,150	25
North American Scientific *§	1,800	4
Novoste *	900	1
OraSure Technologies *§	2,800	28
PolyMedica	1,400	50
Possis *§	1,300	13
Quidel *§	1,300	7
Regeneration Technologies *§	1,600	10
ResMed *§	1,800	119
Respironics *	3,200	116
Rita Medical Systems *§	1,010	3
Rochester Medical *	800	8
Sonic Innovations *§	700	3
SonoSite *§	1,200	37
Steris	3,100	80
SurModics *§	1,200	52
Sybron Dental Specialties *	1,900	71
Synovis Life Technologies *	700	6
Theragenics *	1,200	4
Thoratec *§	3,002	46
Trestle Holdings *	2,300	3
Trimedyne *§	3,000	2
Urologix *§	1,900	8
Varian *	1,600	60
Varian Medical Systems *	6,000	224
Ventana Medical Systems *§	2,000	80
Viasys Healthcare *	1,700	38
Vital Signs	1,000	43
West Pharmaceutical Services	1,600	45
Wright Medical Group *	1,100	29
Zoll Medical *	1,100	28
		4,695
Health Care Providers & Services 3.4%
Accelrys *	2,000	10
Advisory Board *	1,200	58
Alliance Imaging *§	3,400	36
Allscripts Healthcare *§	3,200	53
American Healthcorp *	1,500	63
AMERIGROUP *	2,400	96
AMICAS *	4,500	20
AMN Healthcare Services *§	1,205	18
AmSurg, Class A *	1,950	54
Apria Healthcare *	2,500	87
Beverly Enterprises *§	4,800	61
Bioscrip *§	3,600	22
Capital Senior Living *§	3,300	23
Centene *	1,700	57
Cerner *§	1,600	109
Chemed	1,200	49
Community Health System *	4,400	166
Comprehensive Care *	3,500	7
Computer Programs and Systems	1,000	37
CorVel *	700	18
Covance *	3,000	135
Coventry Health Care *	4,830	342
Cross Country Healthcare *	1,100	19
CryoLife *§	2,800	22
D&K Healthcare	1,200	10
DaVita *	4,700	214
Dendrite International *	1,600	22
E Research Technology *§	2,750	37
Eclipsys *§	1,800	25
Five Star Quality Care *§	2,300	17
Genesis Healthcare *	950	44
Gentiva Health Services *	1,950	35
Hanger Orthopedic Group *	2,600	13
Health Net *	5,100	195
Henry Schein *	4,000	166
HMS Holdings *	2,800	19
Hooper Holmes	6,300	26
IDX Systems *§	1,400	42
Kindred Healthcare *	1,614	64
LabOne *	1,200	48
LCA-Vision	1,800	87
Lifeline Systems *	1,100	35
LifePoint Hospitals *	2,670	135
Lincare Holdings *	4,200	171
Magellan Health Services *	1,800	64
Matria Healthcare *	1,650	53
Medical Staffing Network *§	2,300	11
Merge Healthcare *	1,000	19
Molina Healthcare *§	1,400	62
National Data	1,600	29
National Healthcare §	900	32
National Wireless Holdings §	900	14
NeighborCare *	2,100	70
OCA *§	3,500	7
Odyssey Healthcare *§	2,500	36
Omnicare	4,400	187
Omnicell *§	2,100	18
OPTION CARE §	2,475	35
Owens & Minor	1,700	55
PacifiCare Health Systems *	3,800	271
Parexel International *	1,800	36
Patterson Companies *§	5,900	266
PDI *§	1,150	14
Pediatrix Medical Group *	1,100	81
Per-Se Technologies *§	1,700	36
Pharmaceutical Product Development *	2,900	136
PHC *	3,100	8
Priority Healthcare, Class B *§	2,094	53
ProxyMed *	306	2
PSS World Medical *	3,400	42
Q-Med *§	1,900	17
Radiologix *§	2,200	9
RehabCare Group *	1,300	35
Renal Care Group *	3,300	152
Res-Care *	2,300	31
SFBC International *§	1,200	46
Sierra Health Services *	1,300	93
Specialty Laboratories *§	2,300	19
Sunrise Senior Living *§	900	49
Symbion *	1,600	38
Triad Hospitals *	3,516	192
Tripos *	2,500	9
TriZetto Group *	3,300	46
U.S. Physical Therapy *	1,600	31
United Surgical Partners International *	1,400	73
Universal Health Services	2,600	162
VCA Antech *	3,700	90
WebMD *§	13,837	142
Wellcare Health Plans *§	1,800	64
WellChoice *	3,600	250
		6,152
Pharmaceuticals 1.4%
Able Laboratories *§	1,000	3
Adolor *§	2,100	19
Alpharma, Class A	2,600	38
American Pharmaceutical *	3,100	128
Andrx *	3,400	69
Antigenics *§	2,400	13
Atherogenics *§	2,100	34
Barr Pharmaceuticals *	5,025	245
Barrier Therapeutics *§	1,600	13
Bone Care International *	1,100	36
Bradley Pharmaceuticals *§	1,700	18
Cellegy Pharmaceuticals *§	2,400	4
Columbia Laboratories *§	3,400	11
Connetics *§	2,000	35
Emisphere Technologies *	1,900	8
Endo Pharmaceutical *	6,300	166
Eon Labs *	4,300	132
First Horizon Pharmaceutical *§	2,100	40
Impax Laboratories *§	2,300	36
InKine Pharmaceutical *§	4,400	14
Inspire Pharmaceuticals *§	2,500	21
IVAX *	11,396	245
K-V Pharmaceutical, Class A *§	2,550	43
Kos Pharmaceuticals *	1,900	124
Medicines Company *	2,200	51
Medicis Pharmaceutical, Class A	2,400	76
MGI Pharma *§	3,600	78
Nektar Therapeutics *	3,600	61
New River Pharmaceuticals *§	1,400	42
Nitromed *§	1,700	33
Noven Pharmaceuticals *	1,900	33
Pain Therapeutics *§	2,900	20
Par Pharmaceutical *	1,700	54
Penwest Pharmaceuticals *	1,300	15
Perrigo	3,300	46
Point Therapeutics *§	3,300	14
Salix Pharmaceuticals *§	2,350	42
Santarus *§	2,800	12
Sepracor *	4,700	282
Theravance *§	2,900	49
Valeant Pharmaceuticals §	4,200	74
VIVUS *	3,100	11
		2,488
Total Health Care		21,003

INDUSTRIALS & BUSINESS SERVICES 8.7%
Aerospace & Defense 0.8%
AAR *	1,500	24
Alliant Techsystems *	1,675	118
Allied Research *	600	14
Armor Holdings *	1,600	63
Aviall *	1,400	44
BE Aerospace *	3,300	52
Cubic Corp. §	1,300	23
Curtiss-Wright	1,000	54
DRS Technologies	1,201	62
Ducommun *	700	12
Edac Technologies *	4,500	13
EDO	1,200	36
Engineered Support System §	1,912	68
Environmental Tectonics *§	400	2
Esterline Technologies *	900	36
GenCorp *§	3,100	60
HEICO, Class A	1,720	31
Hexcel *	3,400	58
Innovative Solutions and Support *§	1,400	47
Ionatron *§	3,400	29
Kaman, Class A	1,900	34
KVH Industries *§	1,200	11
Ladish Company *	2,400	24
Mercury Computer Systems *	1,200	33
Moog, Class A *	1,650	52
MTC Technologies *§	1,100	40
Orbital Sciences *§	3,200	32
Pemco Aviation Group *§	300	8
Precision Castparts	2,754	215
Sequa, Class A *§	600	40
SPACEHAB *	5,700	10
Sypris Solutions §	1,200	15
Teledyne Technologies *	900	29
Triumph Group *	600	21
United Industrial §	1,300	46
		1,456
Air Freight & Logistics 0.4%
C.H. Robinson Worldwide	3,800	221
EGL *	2,200	45
Expeditors International of Washington	4,600	229
Forward Air	1,800	51
Hub Group, Class A *	1,100	27
Pacer International *	1,700	37
Park Ohio Holdings *	1,900	32
		642
Airlines 0.3%
AirTran *§	4,000	37
Alaska Air Group *§	1,400	42
America West Holdings, Class B *§	3,800	23
AMR *	6,700	81
Continental Airlines, Class B *§	3,000	40
ExpressJet Holdings *	3,700	31
FLYi *§	4,100	3
Frontier Airlines *§	2,450	25
JetBlue Airways *§	4,675	96
Midwest Express Holdings *	1,700	4
Northwest Airlines *§	4,700	21
Pinnacle Airlines *§	1,700	15
SkyWest	2,600	47
World Air Holdings *	1,800	21
		486
Building Products 0.3%
AAON *	950	17
Advanced Environmental Recycling, Class A *§	4,000	5
American Woodmark	800	24
Ameron International	700	26
Apogee Enterprises	2,300	36
ElkCorp	1,200	34
Griffon *	1,400	31
Jacuzzi Brands *	3,800	41
Lennox International	2,700	57
NCI Building Systems *	700	23
Simpson Manufacturing	1,800	55
Trex *§	700	18
Universal Forest Products	800	33
USG *§	1,900	81
York International	2,000	76
		557
Commercial Services & Supplies 2.4%
A. T. Cross *	2,800	12
Ablest *	1,700	12
ABM Industries	1,900	37
Adesa	5,000	109
Administaff	1,100	26
American Locker Group *§	1,300	7
APAC TeleServices *	5,100	4
ARAMARK, Class B	8,300	219
Asset Acceptance Capital *	1,700	44
Banta	1,000	45
Bowne	2,700	39
Brady, Class A	3,700	115
Brinks Company	2,449	88
Casella Waste Systems, Class A *	2,100	25
CDI	1,000	22
Central Parking §	1,400	19
Cenveo *§	3,500	26
ChoicePoint *	3,724	149
Clean Harbor *§	1,000	22
Consolidated Graphics *	900	37
Copart *	3,850	92
Cornell Companies *	400	5
Corporate Executive Board	1,800	141
Corrections Corp of America *	1,767	69
CoStar Group *	900	39
Deluxe	2,100	85
DiamondCluster International *	3,650	41
Dun & Bradstreet *	3,300	203
Duratek *	1,600	37
Ecology and Environment, Class A §	1,900	13
Ennis Business Forms	1,400	25
Find/SVP *§	3,000	4
First Consulting Group *	2,700	14
Food Technology Service *	3,700	4
FTI Consulting *	1,450	30
G & K Services, Class A	800	30
General Binding *	1,300	28
GEO *	900	22
Heidrick & Struggles International *	800	21
Herman Miller	3,600	111
HNI Corporation	2,400	123
Hudson Technologies *	3,800	3
ICT Group *	1,900	20
Ikon Office Solutions	6,200	59
Imagistics International *	1,300	36
Innotrac *	2,300	19
Intersections *§	500	6
John H. Harland	900	34
Kelly Services, Class A	1,500	43
Kforce *	3,056	26
Knoll	2,100	36
Korn/Ferry *§	2,100	37
Labor Ready *	2,500	58
Layne Christensen *§	1,400	28
Learning Tree International *§	1,100	13
LECG *	1,800	38
Manpower	3,864	154
McGrath RentCorp.	800	19
Mine Safety Appliances	1,800	83
Mobile Mini *§	800	28
Multi-Color	875	23
Navigant Consulting *	2,300	41
NCO Group *§	1,708	37
On Assignment *	3,200	16
PHH *	2,300	59
PICO Holdings *§	1,100	33
PRG-Schultz International *§	4,850	14
Republic Services	6,900	248
Resources Global Professionals *§	2,400	56
Rollins	3,375	68
School Specialty *	776	36
Sirva *§	2,900	25
SOURCECORP *	1,200	24
Spherion *	2,700	18
Standard Register	1,200	19
Steelcase, Class A §	5,800	80
Stericycle *	2,000	101
Strategic Distribution *§	1,400	15
TeleTech Holdings *§	4,640	38
Tetra Tech *	2,400	32
TRC *	1,500	18
TRM Copy Centers *§	1,100	18
United Stationers *	1,400	69
Utek *§	800	11
Viad	1,475	42
Volt Information Sciences *	1,000	24
Waste Connections *	1,950	73
Watson Wyatt	1,600	41
West Corporation *	3,200	123
		4,336
Construction & Engineering 0.3%
Dycom Industries *	2,233	44
EMCOR Group *	1,000	49
Englobal *	2,000	7
Granite Construction	2,225	63
Insituform Technologies *	900	14
Integrated Electrical Services *§	2,700	5
Jacobs Engineering Group *	2,600	146
Mastec *§	4,050	36
McDermott International *	2,800	59
Michael Baker *	1,100	20
Quanta Services *	5,200	46
Shaw Group *	2,400	52
URS Corporation *	1,900	71
Xanser *	5,700	13
		625
Electrical Equipment 0.7%
A.O. Smith	1,300	35
Acuity Brands §	2,200	57
American Superconductor *§	2,100	19
AMETEK	3,300	138
Arotech *§	5,100	5
Artesyn Technologies *§	3,100	27
Baldor Electric §	1,800	44
Beacon Power *	9,300	10
BTU International *	2,400	9
C&D Technologies	2,100	19
Capstone Turbine *§	5,800	7
Channell Commercial *	1,700	13
Chase	1,000	14
Color Kinetics *§	2,100	22
Encore Wire *§	2,200	26
Energy Conversion Devices *§	1,800	40
Exx, Class A *	1,400	3
Franklin Electric §	1,000	39
Fuelcell Energy *§	3,000	31
General Cable *§	3,500	52
Genlyte Group *	1,200	58
Global Power Equipment *§	3,400	27
GrafTech International *	6,400	28
Hubbell, Class B	2,700	119
II-VI *	2,000	37
LSI Industries	2,225	31
MagneTek *	2,900	7
Medis Technologies *§	2,000	33
Orbit International *	1,000	11
Oryx Technology *	2,100	4
Plug Power *§	4,700	32
Powell Industries *	1,100	21
Regal-Beloit	1,000	29
Thomas & Betts *	2,500	71
Ultralife Batteries *§	1,000	16
Vicor §	2,200	30
Woodward Governor	600	50
		1,214
Industrial Conglomerates 0.3%
Alleghany	339	101
Carlisle Companies	1,500	103
Roper Industries	1,700	121
Teleflex §	1,700	101
Tredegar	1,900	30
Walter Industries §	2,200	88
		544
Machinery 1.8%
3-D Systems *§	800	19
A.S.V. *§	1,000	41
Actuant, Class A *	1,410	68
AGCO *	3,900	75
Albany International	1,910	61
American Science Engineering *§	700	31
Astec Industries *	1,800	42
Barnes Group	1,000	33
Briggs & Stratton	2,200	76
Bucyrus International, Class A	600	23
CLARCOR	1,800	53
Columbus McKinnon *	1,200	13
Commercial Vehicle Group *§	1,500	27
Crane	2,500	66
Cuno *	900	64
Donaldson	3,800	115
EnPro Industries *	1,800	52
ESCO Electronics *	800	81
Federal Signal §	2,200	34
Flowserve *	2,500	76
Global Payment Technologies *	1,500	6
Graco	3,387	115
Graham	900	24
Greenbrier Companies	1,400	38
Harsco	2,000	109
Hurco Companies *§	1,900	30
IDEX	2,200	85
JLG Industries	1,800	49
Joy Global	3,300	111
Kaydon §	1,500	42
Kennametal	1,400	64
Lincoln Electric Holdings §	2,200	73
Lindsay Manufacturing	1,250	29
Manitowoc	1,300	53
Met-Pro	933	14
Milacron *§	6,600	12
Mueller Industries	1,500	41
NACCO Industries	400	43
Nordson	2,000	69
Oshkosh Truck	1,700	133
Pentair	4,400	188
Robbins & Myers §	1,200	26
SPX	3,336	153
Stewart & Stevenson	1,400	32
Tecumseh Products, Class A §	800	22
Tennant §	700	25
Terex *	2,000	79
Thomas Industries	1,000	40
Timken	3,800	88
Titan International §	1,600	22
Toro	2,200	85
Trinity Industries §	2,000	64
Turbochef Technologies *§	1,199	21
Twin Disc	900	20
Valmont Industries	1,700	44
Wabash National §	1,800	44
Wabtec	2,300	49
Watts Industries, Class A §	1,100	37
Wolverine Tube *	1,700	10
		3,239
Marine 0.1%
Alexander & Baldwin	2,400	111
Kirby Corporation *	1,400	63
Overseas Shipholding Group	1,600	96
		270
Road & Rail 0.8%
Allied Holdings *§	3,500	2
Amerco §	1,500	80
Arkansas Best	1,300	41
CNF	2,300	103
Dollar Thrifty Auto Group *§	800	31
Florida East Coast Industries §	1,400	61
Genesee & Wyoming, Class A *	1,512	41
Heartland Express	4,168	81
J.B. Hunt Transport Services	6,800	131
Kansas City Southern Industries *§	3,300	67
Knight Transportation §	2,850	69
Laidlaw International *	4,200	101
Landstar Systems *	3,000	91
Old Dominion Freight Line *	1,575	42
Overnite	1,300	56
Patriot Transportation Holdings *	500	26
Quality Distribution *§	1,200	11
RailAmerica *	2,100	25
Swift Transportation *§	3,790	88
Transport Corp. of America *	2,100	14
U.S. Xpress Enterprises *§	600	7
USA Truck *§	1,000	25
Werner Enterprises	3,766	74
Yellow Roadway *§	2,507	127
		1,394
Trading Companies & Distributors 0.5%
Applied Industrial Technologies	1,200	39
Beacon Roofing Supply *	700	18
Electro Rent *	2,100	30
Fastenal §	3,400	208
GATX §	1,900	65
Hughes Supply	2,800	79
Interline Brands *	1,700	34
Lawson Products §	700	27
MSC Industrial Direct	2,700	91
NuCo2 *§	1,200	31
UAP Holding	1,600	27
United Rentals *	3,300	67
Valley National Gases	3,400	52
Watsco	1,200	51
WESCO International *	2,300	72
		891
Transportation Infrastructure 0.0%
Macquarie Infrastructure Company Trust §	1,100	31
		31
Total Industrials & Business Services		15,685

INFORMATION TECHNOLOGY 13.8%
Communications Equipment 1.4%
3 Com *	15,500	56
ADTRAN	3,200	79
American Access Technologies *	2,400	5
Anaren *	1,400	18
Arris Group *	3,800	33
Avanex *§	5,800	5
Avocent *	2,045	54
Aware *§	2,300	15
Bel Fuse, Class A	1,100	28
Belden CDT	2,875	61
Black Box	970	34
C-Cor.net *§	3,400	23
Carrier Access *§	1,900	9
Centillium Communications *	4,400	10
Commscope *§	2,500	44
Comtech Telecommunications *	1,387	45
Digi International *	2,160	26
Digital Lightwave *§	3,250	1
ditech Communications *§	2,400	16
EMS Technologies *	400	6
Endwave Corporation *§	800	38
Enterasys Networks *	11,500	10
Extreme Networks *	7,150	29
F5 Networks *	1,700	80
Finisar *§	11,900	13
Foundry Networks *	6,350	55
Harmonic *§	4,884	24
Harris	5,900	184
Inter-Tel §	1,400	26
InterDigital Communication *	3,000	53
IXIA *§	3,100	60
Juniper Networks *	24,530	618
MRV Communications *§	5,120	11
NMS Communications *§	3,000	9
Oplink Communications *	10,800	19
Optical Cable, Warrants, 10/24/07 *	212	0
Packeteer *	2,500	35
Paradyne Networks *	2,700	5
PC-Tel *§	2,300	18
Performance Technologies *§	1,200	7
Plantronics	2,100	76
Polycom *	4,100	61
Powerwave Technologies *§	5,600	57
Proxim Corporation, Class A *	170	0
Redback Networks *§	2,774	18
Redback Networks, Warrants, 1/2/11, Strike price, $5.00 *	78	0
Redback Networks, Warrants, 1/2/11, Strike price $9.50 *	82	0
REMEC *§	1,115	7
Safenet *§	1,223	42
SeaChange International *§	1,000	7
Sirf Technology Holdings *§	3,400	60
Sonus Networks *§	10,690	51
SpectraLink §	1,600	17
Stratex Networks *§	4,110	7
Stratos Lightwave *§	726	4
Sunrise Telecom	5,900	12
Sycamore Networks *	11,950	41
Symmetricom *§	3,400	35
Tekelec *	3,000	50
Telkonet *§	1,200	6
Terayon Communication Systems *§	5,100	16
Tollgrade Communications *	650	5
Tut Systems *§	130	0
UTStarcom *§	4,700	35
Verso Technology *§	8,496	2
ViaSat *	1,800	37
Vyyo *§	600	4
Westell Technologies *	5,000	30
WJ Communications *	3,200	6
Zhone Technologies *§	5,775	19
		2,567
Computers & Peripherals 1.1%
Adaptec *	5,600	22
Advanced Digital Info *	3,600	27
Avid Technology *	1,600	85
Brocade Communications Systems *§	11,840	46
Concurrent Computer *§	3,700	8
Cray *§	4,400	5
Datalink *	1,600	5
Dataram	1,150	7
Diebold	3,100	140
Electronics for Imaging *	2,600	55
Emulex *	3,820	70
Exabyte *§	3,900	1
Hutchinson Technology *	1,400	54
Hypercom *	4,400	28
Imation §	1,400	54
Immersion *	2,500	13
InFocus *	3,800	16
Intergraph *§	1,800	62
Interphase *	2,400	15
Iomega *§	6,360	17
Maxtor *	9,404	49
McDATA, Class A *§	7,170	29
Mobility Electronics *§	2,900	27
Overland Storage *§	1,600	15
palmOne *§	2,050	61
Pinnacle *	3,300	18
Presstek *§	2,700	31
Quantum DLT & Storage Systems Group *§	8,600	26
Rimage *	1,100	23
Sandisk *	7,400	176
SBS Technologies *	1,700	16
Seagate Technology *	20,100	353
Silicon Graphics *§	17,800	13
Simpletech *	5,100	19
Socket Communications *§	1,200	1
Steelcloud *	1,800	4
Storage Technology *	4,900	178
Synaptics *§	1,600	34
Transact Technology *§	1,200	10
UNOVA *§	3,300	88
Video Display §	1,680	22
Western Digital *	9,800	131
Zoom Telephonics *§	1,100	2
		2,056
Electronic Equipment & Instruments 1.7%
Addvantage Technologies *	1,500	6
Aeroflex *	3,900	33
Agilysys §	2,100	33
American Technology *§	1,500	9
Amphenol, Class A	4,200	169
Anixter International *	1,400	52
Applied Films *	900	23
Arrow Electronics *	5,200	141
Avnet *	4,996	113
AVX	7,100	86
BEI Technologies	1,100	29
Bell Microproducts *§	3,000	28
Benchmark Electronics *	2,200	67
Brightpoint *	1,200	27
CalAmp *§	2,500	18
CDW	3,700	211
Cogent *§	3,500	100
Coherent *	1,150	41
CTS §	2,200	27
Cyberoptics *	1,150	15
Daktronics	1,300	26
Digital Video Systems *	550	2
Dionex *	900	39
Dolby Laboratories, Class A *	4,500	99
DTS *§	1,800	32
Echelon *§	2,800	19
Electro Scientific Industries *	1,600	29
Excel Technology *	1,100	27
FLIR Systems *	2,800	84
Gerber Scientific *	2,900	20
Global Imaging Systems *	1,100	35
GTSI *	400	3
I D Systems *§	400	6
Identix *§	3,874	20
Ingram Micro, Class A *	7,100	111
Intelli-Check *§	1,400	7
Interlink Electronics *§	700	4
Itron *	1,500	67
Keithley Instruments §	1,600	25
KEMET *§	4,800	30
Landauer	600	31
LeCroy *	1,200	17
Lexar Media *§	5,700	28
Littelfuse *	1,300	36
Lo-Jack *§	1,900	33
Maxwell Technologies *§	800	10
Merix *§	1,000	6
Methode Electronics	1,800	21
Metrologic Instruments *§	1,700	21
MTS Systems	1,500	50
National Instruments §	3,400	72
Newport *	1,550	21
Nu Horizons Electronics *§	1,400	9
OSI Systems *§	1,100	17
OYO Geospace *	800	17
Panavision *	1,700	8
Park Electrochemical	1,200	30
Paxar *	2,100	37
PC Connection *§	3,000	19
Pemstar *§	1,500	2
Planar Systems *§	900	7
Plexus *	1,860	26
Radisys *§	2,000	32
Research Frontiers *§	1,900	6
Rogers *	800	32
SatCon Technology *§	3,200	5
Scansource *	700	30
Sigmatron International *§	900	10
Sirenza Microdevices *§	4,000	14
Somera Communications *	2,800	4
Superconductor Technologies *	800	1
Taser International *§	2,700	27
Tech Data *	2,700	99
Technitrol	1,900	27
Trans-Lux	1,300	9
Trimble Navigation *	2,550	99
TTM Technologies *§	3,300	25
Vishay Intertechnology *	12,158	144
Woodhead Industries	500	6
X-Rite	1,700	20
Zomax *	800	2
Zygo *	1,800	18
		3,041
Internet Software & Services 3.5%
24/7 Media *§	2,520	10
Akamai Technologies *	5,878	77
aQuantive *§	4,300	76
Ariba *§	3,447	20
Ask Jeeves *§	2,900	88
Autobytel *§	2,900	14
Broadvision *§	4,288	5
Chordiant Software *	6,020	12
CMGI *§	17,668	33
CNET Networks *	7,471	88
Corillian *	3,000	9
Digital Insight *	1,431	34
Digital River *§	1,300	41
Digitas *	5,292	60
DoubleClick *	6,192	52
Earthlink *	8,320	72
Entrust Technologies *	2,500	12
Google, Class A *	12,620	3,712
HomeStore.com *	10,900	22
IAC/InterActiveCorp *§	31,411	756
Infospace.com *§	1,485	49
Interland *	2,970	6
Internap Network Services *§	16,900	8
Interwoven *	3,766	28
Ivillage *	5,200	31
J2 Global Communications *§	1,500	52
Jupitermedia *	1,400	24
Kana Software *§	4,567	7
LookSmart *	11,500	9
Marchex, Class B *§	1,800	27
MatrixOne *	5,400	27
Neoforma.com *§	1,200	8
Net2Phone *§	4,300	8
NetRatings *§	2,700	37
Niku *	1,000	21
Openwave Systems *	2,887	47
RealNetworks *§	7,900	39
Register.com *	2,545	19
S1 *§	3,500	17
SeeBeyond Technology *§	5,900	25
Sonicwall *	4,800	26
Stellent *	2,000	15
Support.com *§	2,800	15
The Knot *§	1,500	10
Travelzoo *	800	26
Tumbleweed Communications *§	3,800	10
United Online	4,100	45
Valueclick *	3,600	44
VeriSign *	11,188	322
Vignette *§	1,624	18
Vitria Technology *§	2,950	10
Webex Communications *§	2,000	53
webMethods *§	3,208	18
Websense *	900	43
Zixit *§	900	3
		6,340
IT Services 1.8%
Acxiom	4,400	92
Alliance Data Systems *	3,400	138
AnswerThink *§	4,700	17
Anteon International *	1,600	73
BearingPoint *§	8,700	64
BISYS Group *	5,600	84
CACI International, Class A *	1,400	88
Ceridian *	6,500	127
Certegy	3,300	126
Checkfree *	4,000	136
CIBER *§	3,600	29
Cognizant Technology Solutions *	5,600	264
Computer Horizons *	3,300	10
CSG Systems International *	2,600	49
DST Systems *	3,640	170
Edgewater Technology *	3,967	17
EFunds *	2,100	38
Electronic Clearing House *	1,200	11
Euronet Worldwide *	1,200	35
Forrester Research *	1,900	34
Gartner Group, Class B *	4,700	50
Global Payments	1,780	121
Hewitt Associates, Class A *§	4,940	131
Igate Capital *§	5,800	21
Indus International *	2,900	7
Inforte	2,200	7
InfoUSA	3,100	36
Integral Systems	400	9
Intrado *§	1,800	27
Iron Mountain *	5,470	170
Kanbay International *	1,000	23
Keane *	2,860	39
Lightbridge *	2,438	15
Man Tech, Class A *	1,400	44
Management Network Group *§	100	0
Maximus	1,400	49
Medquist *	1,082	14
MPS Group *	3,600	34
Pegasus Solutions *§	2,100	23
Perot Systems, Class A *	5,400	77
Rainmaker Systems *	7,200	4
RightNow Technologies *§	2,100	25
Safeguard Scientifics *	9,900	13
Sapient *	5,000	40
SRA International, Class A *	2,400	83
Startek §	1,500	25
Sykes Enterprises *	3,400	32
Syntel §	2,100	34
TALX Corporation	1,710	50
Technology Solutions *	5,200	3
Tier Technologies, Class B *	600	5
Titan *	3,449	78
TNS *	2,100	49
Total System Services §	8,600	207
Verifone Holdings *	2,900	47
		3,194
Office Electronics 0.1%
Zebra Technologies *	3,450	151
		151
Semiconductor & Semiconductor Equipment 2.0%
Actel *	1,600	22
Advanced Energy Industries *§	2,900	23
Advanced Power Technology *§	400	3
Aehr Test Systems *	1,600	5
Agere Systems *§	6,770	81
Alliance Semiconductor *	3,100	8
AMIS Holdings *	3,900	52
Amkor Technology *§	7,800	35
Amtech Systems *§	1,600	8
ANADIGICS *§	2,595	5
Asyst Technology *	4,000	18
Atheros Communications *§	3,500	28
Atmel *	20,900	50
ATMI *	1,200	35
Axcelis Technologies *	3,600	25
Brooks-Pri Automation *	1,764	26
Cabot Microelectronics *§	1,232	36
California Micro Devices *§	2,300	13
Catalyst Semiconductor *	1,600	7
Celeritek	1,100	0
CEVA *	1,600	9
Cirrus Logic *	4,800	25
Cognex	2,100	55
Cohu	1,800	36
Conexant Systems *	19,381	31
Credence Systems *§	3,800	34
Cymer *§	1,600	42
Cypress Semiconductor *§	5,700	72
DSP Group *	1,500	36
Electroglas *§	2,400	7
EMCORE *§	4,800	20
Entegris *	3,300	33
ESS Technology *§	2,300	10
Exar *	2,600	39
Fairchild Semiconductor, Class A *	5,310	78
FEI *§	2,000	46
FSI International *	2,200	8
Genesis Microchip *	1,900	35
Helix Technology	1,800	24
hi/fn *	409	2
Integrated Circuit Systems *	3,900	80
Integrated Device Technology *	4,700	50
Integrated Silicon Solution *§	3,700	27
International Rectifier *	3,100	148
Intersil Holding, Class A	6,120	115
Intevac *§	900	9
Kopin *	6,800	35
Kulicke & Soffa *§	4,200	33
Lam Research *	5,850	169
Lattice Semiconductor *	5,640	25
LTX *	3,900	19
Mattson Technology *§	2,913	21
MEMC Electronic Materials *	8,600	136
Micrel *§	4,280	49
Micro Component Technology *	3,100	1
Microchip Technology	9,649	286
Microsemi *	3,400	64
Mindspeed Technologies *§	5,700	7
MKS Instruments *	2,400	41
Monolithic System Technology *§	3,500	18
Mykrolis *§	2,400	34
Nanometrics *§	1,100	14
NVE *§	300	5
Omnivision Technologies *§	3,600	49
ON Semiconductor *	10,900	50
PDF Solutions *	2,000	26
Pericom Semiconductor *	2,600	21
Photronics *	1,710	40
Pixelworks *§	2,700	23
PLX Technology *§	2,400	24
Power Integrations *	1,900	41
Rambus *§	4,380	59
RF Micro Devices *§	8,200	45
Rudolph Technologies *	1,800	26
Semitool *	2,600	25
Semtech *	3,400	57
Sigma Designs *§	1,600	12
Silicon Image *	4,100	42
Silicon Laboratories *§	2,300	60
Silicon Storage Technology *§	6,200	25
Sipex *§	3,100	5
Skyworks Solutions *§	7,000	52
SRS Labs *	2,700	16
STATS ChipPAC ADR *§	4,437	32
Tessera Technologies *	2,400	80
Therma-Wave *§	3,500	8
Transmeta *§	14,100	9
TranSwitch *§	7,400	15
TriQuint Semiconductor *§	8,980	30
Ultratech Stepper *	800	15
Varian Semiconductor Equipment *	1,600	59
Veeco *§	1,129	18
Virage Logic *	2,100	22
Vitesse Semiconductor *§	10,031	21
Zoran *	2,448	33
		3,548
Software 2.2%
Activision *	7,800	129
Actuate *§	2,700	5
Advent Software *	1,700	34
Agile Software *	3,000	19
Altiris *	1,200	18
Ansoft *	1,100	27
Ansys *	1,400	50
Applix *§	1,200	6
ARI Network Services *	3,100	8
Aspect Telecommunications *	3,000	34
Aspen Technology *§	3,400	18
Atari *	4,700	13
AuthentiDate Holding *§	3,900	10
BEA Systems *	16,900	148
Borland Software *	3,900	27
Bottomline Technologies *§	2,000	30
Cadence Design Systems *	11,877	162
Captaris *	2,600	11
Captiva Software *§	500	7
Catapult Communications *	1,100	19
CCC Information Services *	1,307	31
Datastream *§	1,500	11
Digimarc *	1,100	6
DocuCorp International *	2,200	16
E.piphany *	7,140	25
ebix.com *§	800	11
Embarcadero *	2,600	15
Epicor Software *§	4,000	53
EPIQ Systems *§	1,000	16
EPlus *	300	3
Evans & Sutherland Computer *	600	3
Evolving Systems *§	1,300	4
FactSet Research Systems §	1,950	70
Fair Isaac	3,005	110
Falconstor Software *§	2,400	16
FileNet *	1,500	38
Guardian Technologies *§	1,500	4
Hyperion Solutions *	2,000	80
Informatica *	4,400	37
Internet Security Systems *	2,850	58
Jack Henry & Associates	3,600	66
JDA Software Group *	1,400	16
Kronos *	1,450	59
Lawson Software *§	4,400	23
Macromedia *	3,510	134
Macrovision *	2,600	59
Manhattan Associates *	900	17
Manugistics Group *	5,100	9
MapInfo *	1,575	17
McAfee *	6,672	175
Mentor Graphics *	2,700	28
Micromuse *	4,560	26
MICROS Systems *	1,400	63
MicroStrategy *§	700	37
Midway Games *§	2,879	32
Moldflow *	1,200	15
Motive *	2,500	25
MRO Software *	900	13
MSC.Software *§	1,900	26
Napster *§	2,400	10
NAVTEQ *	4,100	152
NEON Systems *	1,200	4
netGuru *	2,400	2
NetIQ *	2,358	27
Nuance Communications *§	3,200	14
NYFIX *§	850	5
ONYX Software *§	625	2
Open Solutions *§	1,000	20
OPNET Technologies *	2,000	16
Opsware *§	5,400	28
Palmsource *§	902	8
Pegasystems *§	2,200	13
Phoenix Technologies *	1,200	9
PLATO Learning *§	2,266	17
Portal Software *§	4,160	8
Progress Software *	1,800	54
Quality Systems §	1,000	47
Quest Software *	3,900	53
Radiant Systems *	2,850	32
Red Hat *§	8,500	111
Renaissance Learning §	1,900	39
Reynolds & Reynolds, Class A	3,300	89
RSA Security *	2,950	34
Salesforce.com *§	5,500	113
ScanSoft *§	7,400	28
SCO Group *§	1,200	5
Secure Computing *	2,400	26
SERENA Software *§	2,000	39
Sonic Solutions *§	1,300	24
SPSS *	1,600	31
Sybase *	3,972	73
Synopsys *	6,866	114
Take-Two Interactive Software *§	2,900	74
Telecommunication Systems *§	600	1
THQ *§	1,825	53
TIBCO Software *	9,050	59
Transaction Systems Architects, Class A *	2,100	52
Ulticom *	2,200	23
Ultimate Software Group *	3,500	57
VA Software *§	2,600	4
Verint Systems *	1,300	42
Verity *	3,300	29
Viewpoint Corporation *§	4,300	8
Visual Networks *§	1,200	2
WatchGuard Technologies *	2,100	8
Wind River Systems *	3,776	59
Witness Systems *	1,500	27
		3,967
Total Information Technology		24,864

MATERIALS 3.5%
Chemicals 1.6%
A. Schulman	1,600	29
Airgas	3,300	81
Albermarle	2,000	73
Altair Nanotechnologies *§	3,400	10
Arch Chemicals	1,150	29
Cabot	3,100	102
Calgon Carbon §	3,500	31
Cambrex	1,500	29
Celanese, Series A *	7,000	111
CFC International *§	1,200	23
Chemtura	4,124	58
Cytec Industries	1,600	64
Ferro	1,800	36
FMC *	1,700	95
Georgia Gulf	1,700	53
H.B. Fuller	1,120	38
Huntsman *	9,600	195
ICO *	5,500	12
Kronos Worldwide §	2,111	64
Lesco *	1,200	15
Lubrizol	2,900	122
Lyondell Chemical	10,645	281
Macdermid	1,400	44
Minerals Technologies	900	55
Mosaic *	16,000	249
Nalco Holding *	6,300	124
Nanophase Technologies *§	2,300	14
NL Industries	2,300	35
Olin	3,700	68
OM Group *	1,100	27
OMNOVA Solutions *	4,300	20
PolyOne *	4,400	29
RPM	4,700	86
Scotts Miracle Gro *	1,300	93
Sensient Technologies	2,100	43
Spartech	1,600	29
Symyx Technologies *	1,350	38
Terra Nitrogen *	2,800	77
Valhi §	4,700	82
Valspar	2,300	111
W. R. Grace *§	4,800	37
Wellman	1,800	18
Westlake Chemical	2,700	66
		2,896
Construction Materials 0.4%
Devcon International *§	2,100	22
Eagle Materials §	800	74
Florida Rock Industries	1,925	141
Headwaters *§	2,000	69
Lafarge	3,200	200
Martin Marietta Materials	2,100	145
Texas Industries	800	45
US Concrete *§	3,700	24
		720
Containers & Packaging 0.5%
Aptargroup	1,600	81
Caraustar *§	1,800	19
Chesapeake Corp.	600	12
Crown Cork & Seal *	8,200	117
Graphic Packaging *§	8,400	31
Greif Brothers	1,100	67
Longview Fibre	2,100	43
Myers Industries §	2,710	34
Owens-Illinois *	7,100	178
Packaging Corp. of America	4,700	99
Packaging Dynamics §	1,580	22
Rock-Tenn, Class A	1,800	23
Silgan Holdings	1,100	62
Smurfit-Stone Container *	10,800	110
Sonoco Products	4,360	115
		1,013
Metals & Mining 0.8%
AK Steel *§	5,844	37
Carpenter Technology	1,100	57
Century Aluminum *§	2,200	45
Cleveland-Cliffs §	1,300	75
Coeur d'Alene Mines *§	8,600	31
Commercial Metals	2,500	60
Compass Minerals	1,300	30
Gibraltar Industries	1,950	36
Glamis Gold *§	5,700	98
Hecla Mining *§	8,600	39
Meridian Gold *	4,200	76
Mittal Steel §	2,455	58
NN	1,700	22
Northwest Pipe *	1,400	33
Oregon Steel Mills *§	2,000	34
Quanex	1,450	77
Reliance Steel & Aluminum §	1,700	63
Royal Gold §	1,700	34
Southern Peru Copper	6,600	283
Steel Dynamics §	2,200	58
Steel Technologies	1,100	19
Stillwater Mining *§	4,717	35
Synalloy *§	1,500	15
U.S. Gold *	4,300	2
Universal Stainless & Alloy Products *	2,900	35
Worthington Industries §	4,000	63
		1,415
Paper & Forest Products 0.2%
Badger Paper Mills *	1,900	7
Bowater	2,300	74
Buckeye Technologies *	3,100	25
Deltic Timber	700	27
FiberMark *	1,800	0
MAXXAM *	1,500	35
P. H. Glatfelter	2,200	27
Pope & Talbot	1,600	18
Potlatch	1,300	68
Schweitzer Mauduit	1,100	34
Wausau Paper	2,300	27
		342
Total Materials		6,386

TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 0.7%
Acceris Communications *§	900	0
Alaska Communications Systems Group §	2,700	27
Broadwing *§	2,490	12
Cincinnati Bell *	9,448	41
Commonwealth Telephone Enterprises	1,100	46
Covad Communications Group *§	13,362	19
CT Communications	1,900	25
D&E Communications	2,009	19
General Communications, Class A *	3,600	36
Hickory Technology	1,900	15
IDT *	3,800	50
Level 3 Communications *§	30,900	63
Lynch Interactive *§	700	16
MCI *§	14,700	378
McLeodUSA, Class A *	3,461	0
McLeodUSA, Class A, Escrow *§	16,412	0
NTL *	3,800	260
Panamsat Holding §	5,500	113
Premiere Global Services *	3,300	37
Primus Telecommunications *§	6,500	4
Surewest Communications §	1,100	28
Time Warner Telecom, Class A *§	7,260	43
US LEC, Class A *§	1,800	4
Valor Communications §	3,500	48
XETA Technologies *	2,400	7
		1,291
Wireless Telecommunication Services 1.2%
@Road *	4,900	13
Alamosa Holdings *§	5,800	81
American Tower Systems, Class A *§	9,900	208
Boston Communications Group *§	2,400	5
Centennial Communications *§	6,500	90
Crown Castle International *	9,600	195
Dobson Communications, Class A *§	9,600	41
Metro One Telecommunications *§	1,050	1
Nextel Partners, Class A *§	8,400	211
NII Holdings, Class B *§	3,100	198
Price Communications *§	2,450	42
Rural Cellular, Class A *§	1,700	9
SBA Communications *§	2,800	38
Skyterra Communications *	2,000	73
SpectraSite *	2,200	164
SunCom Wireless Holdings *	7,600	16
Syniverse Holdings *	3,400	48
Telephone & Data Systems §	2,500	102
Telephone & Data Systems (Special Shares)	2,500	96
U. S. Cellular *	3,900	195
Ubiquital *	4,700	38
US Unwired, Class A *§	5,500	32
Western Wireless, Class A *	4,300	182
Wireless Facilities *§	4,600	29
		2,107
Total Telecommunication Services		3,398

UTILITIES 3.0%
Electric Utilities 1.1%
ALLETE	1,500	75
Alliant	4,900	138
Central Vermont Public Service §	1,100	20
CH Energy Group §	1,000	49
Cleco	2,200	47
DPL	6,100	167
DQE §	3,300	62
El Paso Electric *	2,200	45
Empire District Electronics	1,600	38
Great Plains Energy §	3,200	102
Hawaiian Electric Industries §	3,500	94
IdaCorp	1,500	46
Madison Gas and Electric §	1,200	44
Maine Maritimes	100	2
Northeast Utilities	5,800	121
NSTAR	4,430	137
Otter Tail	1,000	27
Potomac Electric Power	7,900	189
Public Service of New Mexico	3,200	92
Reliant Resources *	12,500	155
Sierra Pacific Resources *§	5,300	66
Unisource Energy	1,500	46
United Illuminating	800	43
Unitil	800	22
Westar Energy	3,900	94
		1,921
Gas Utilities 1.0%
AGL Resources	3,500	135
Atmos Energy	3,400	98
Cascade Natural Gas §	1,100	23
Chesapeake Utilities §	800	24
Energen	3,000	105
EnergySouth §	850	24
Equitable Resources	2,900	197
Laclede Gas	900	29
National Fuel Gas Company	4,100	119
New Jersey Resources	1,500	72
Northwest Natural Gas §	900	34
ONEOK	4,100	134
Piedmont Natural Gas Company §	3,200	77
Questar	4,000	264
RGC Resources	700	18
SEMCO Energy *§	3,000	18
South Jersey Industries §	700	43
Southern Union	3,921	96
Southwest Gas	1,500	38
UGI	3,900	109
Washington Gas Light	2,600	87
		1,744
Independent Power Producers & Energy Traders 0.1%
Baycorp Holdings *	662	8
Black Hills	1,500	55
NRG Energy *	4,800	181
Ormat Technologies	1,300	25
		269
Multi-Utilities 0.7%
Aquila *§	6,788	24
Avista	2,300	43
Energy East	6,100	177
Florida Public Utilities	1,033	20
MDU Resources Group	4,750	134
OGE Energy	4,000	116
Puget Energy	4,600	107
SCANA	5,010	214
Vectren	3,399	98
Wisconsin Energy	5,500	214
WPS Resources §	1,700	96
		1,243
Water Utilities 0.1%
Aqua America	4,251	127
California Water Service Group	1,200	45
Connecticut Water Service §	850	21
Pennichuck §	266	5
		198
Total Utilities		5,375
Total Common Stocks (Cost $141,088)		171,193

CONVERTIBLE PREFERRED STOCKS 0.0%
Simon Property Group §	600	37
Total Convertible Preferred Stocks (Cost $32)		37

SHORT-TERM INVESTMENTS 4.7%
Money Market Fund 4.5%
T. Rowe Price Reserve Investment Fund, 3.14% #†	8,179,223	8,179
		8,179
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 2.602%, 7/7/05 ++	400,000	400
		400
Total Short-Term Investments (Cost $8,579)		8,579

FUTURES CONTRACTS 0.0%
Variation margin receivable (payable) on open futures contracts (2)		(28)
Total Futures Contracts		(28)

SECURITIES LENDING COLLATERAL 22.7%
Money Market Trust 22.7%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 3.194% #	40,766,984	40,767
Total Securities Lending Collateral (Cost $40,767)		40,767

Total Investments in Securities
122.6% of Net Assets (Cost $190,466)		$ 220,548

(1)	Denominated in U.S. dollars unless other-
wise noted
#	Seven-day yield
*	Non-income producing
§	All or a portion of this security is on loan at
June 30, 2005—See Note 2
++	All or a portion of this security is pledged to
cover margin requirements on futures con-
tracts at June 30, 2005.
†	Affiliated company – See Note 4
ADR	American Depository Receipts
REIT	Real Estate Investment Trust

(2) Open Futures Contracts at June 30, 2005 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 29 S & P Mini 500 Index contracts,
$99 par of 2.602% U.S. Treasury Bills
pledged as initial margin	9/05	$1,733	$(16)
Long, 44 Russell Mini 2000 Index
contracts, $129 par of 2.602% U.S.
Treasury Bills pledged as initial margin	9/05	2,830	74
Long, 59 S & P Midcap Mini 400 Index
contracts, $172 par of 2.602% U.S.
Treasury Bills pledged as initial margin	9/05	4,061	32
Net payments (receipts) of variation
margin to date			(118)
Variation margin receivable (payable)
on open futures contracts			$(28)

The accompanying notes are an integral part of these financial statements.

Unaudited

STATEMENT OF ASSETS AND LIABILITIES
(In thousands except shares and per share amounts)

Assets
Investments in securities, at value
Affiliated companies (cost $8,179)	$8,179
Non-affiliated companies (cost $182,287)	212,369

Total investments in securities	220,548
Dividends and interest receivable	169
Receivable for investment securities sold	135
Receivable for shares sold	204

Total assets	221,056

Liabilities
Payable for investment securities purchased	144
Payable for shares redeemed	167
Obligation to return securities lending collateral	40,767
Due to affiliates	87
Other liabilities	18

Total liabilities	41,183

NET ASSETS	$179,873

Net Assets Consist of:
Undistributed net investment income (loss)	$777
Undistributed net realized gain (loss)	(11,922)
Net unrealized gain (loss)	30,201
Paid-in-capital applicable to 13,295,385 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized	160,817

NET ASSETS	$179,873

NET ASSET VALUE PER SHARE	$13.53

The accompanying notes are an integral part of these financial statements.

Unaudited

STATEMENT OF OPERATIONS
($ 000s)

6 Months
Ended
6/30/05
Investment Income (Loss)
Income
Dividend	$938
Securities lending	58
Interest	4

Total income	1,000
Investment management and administrative expense	331

Net investment income (loss)	669

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
Securities	1,781
Futures	71

Net realized gain (loss)	1,852

Change in net unrealized gain (loss)
Securities	1,505
Futures	2

Change in net unrealized gain (loss)	1,507

Net realized and unrealized gain (loss)	3,359

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$4,028

The accompanying notes are an integral part of these financial statements.

Unaudited

STATEMENT OF CHANGES IN NET ASSETS
($ 000s)

	6 Months	Year
	Ended	Ended
	6/30/05	12/31/04

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$669	$1,128
Net realized gain (loss)	1,852	3,712
Change in net unrealized gain (loss)	1,507	19,303

Increase (decrease) in net assets from operations	4,028	24,143

Distributions to shareholders
Net investment income	–	(1,093)

Capital share transactions *
Shares sold	32,855	54,554
Distributions reinvested	–	1,060
Shares redeemed	(18,132)	(36,433)
Redemption fees received	4	7

Increase (decrease) in net assets from capital
share transactions	14,727	19,188

Net Assets
Increase (decrease) during period	18,755	42,238
Beginning of period	161,118	118,880

End of period	$179,873	$161,118

(Including undistributed net investment income of
$777 at 6/30/05 and $108 at 12/31/04)

*Share information
Shares sold	2,549	4,604
Distributions reinvested	–	81
Shares redeemed	(1,411)	(3,077)

Increase (decrease) in shares outstanding	1,138	1,608

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund commenced operations on January 30, 1998. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor’s 500 Stock Index®, as represented by the Dow Jones Wilshire 4500 Completion Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund receives upon sale of the securities.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held less than 90 days/3 months to deter short-term trading and protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund, and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments (“variation margin”) made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unsettled variation margin on futures contracts is included in investments in securities, and unrealized gains and losses on futures contracts are included in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts During the six months ended June 30, 2005, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2005, the value of loaned securities was $39,572,000; aggregate collateral consisted of $40,767,000 in the money market pooled trust and U.S. government securities valued at $71,000.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $16,410,000 and $5,638,000, respectively, for the six months ended June 30, 2005.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2005.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2004, the fund had $13,704,000 of unused capital loss carryforwards, of which $4,777,000 expire in 2009, $8,759,000 expire in 2010, and $168,000 expire in 2011.

At June 30, 2005, the cost of investments for federal income tax purposes was $190,466,000. Net unrealized gain aggregated $30,201,000 at period-end, of which $54,247,000 related to appreciated investments and $24,046,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors’ fees and expenses, and extraordinary expenses are paid directly by the fund.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the six months ended June 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $99,000, and the value of shares of the T. Rowe Price Reserve Funds held at June 30, 2005 and December 31, 2004 was $8,179,000 and $3,132,000, respectively.

NOTE 5 - SUBSEQUENT EVENT

On July 11, 2005, the T. Rowe Price Extended Equity Market Index Fund acquired substantially all of the assets of the TD Waterhouse Extended Market Index Fund, pursuant to the Agreement and Plan of Reorganization dated March 23, 2005, and approved by TD Waterhouse Extended Market Index Fund shareholders on June 28, 2005. The acquisition was accomplished by a tax-free exchange of 3,808,910.688 shares of the T. Rowe Price Extended Equity Market Index Fund, having a value of $52,982,000, for the 6,230,292.352 shares of the TD Waterhouse Extended Market Index Fund outstanding on July 8, 2005. The TD Waterhouse Extended Market Index Fund’s net assets at that date, which included $7,186,000 of unrealized appreciation, were combined with those of the T. Rowe Price Extended Equity Market Index Fund. Immediately after the merger, the net assets of the T. Rowe Price Extended Equity Market Index Fund totaled $238,702,000.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Company Info” at the top of our homepage for individual investors. Then, in the window that appears, click on the “Proxy Voting Policy” navigation button in the top left corner.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Record” at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 2, 2005, the fund’s Board of Directors unanimously approved the investment advisory contract (“Contract”) between the fund and its investment manager, T. Rowe Price Associates, Inc. (“Manager”). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total return over the 1-, 3-, and 5-year periods as well as the fund’s year-by-year returns and compared these returns to previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds. Because the Manager is currently waiving its fee for this particular fund, the Board was not provided with estimates of the gross profits realized from managing this fund. The Board concluded that the Manager’s profits from advising T. Rowe Price mutual funds were reasonable in light of the services provided to the fund. The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager. The Board noted that, under the Contract, the fund pays the Manager a single fee based on the fund’s assets and the Manager, in turn, pays all expenses of the fund, with certain exceptions. The Board concluded that, based on the profitability data it reviewed and consistent with this single fee structure, the Contract provided for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees
The Board reviewed the fund’s single-fee structure and compared the rate to fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s single fee rate was generally below the median management fee rate and expense ratio for comparable funds. The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	August 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	August 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	August 18, 2005